United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09092

First Eagle Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, New York 10105-4300

(Address of principal executive offices) (Zip code)

Robert Bruno

First Eagle Funds

1345 Avenue of the Americas

New York, New York 10105-4300

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 632-2700

Date of fiscal year end:  October 31, 2006

Date of reporting period:  July 31, 2006

Item 1. Schedule of Investments. – The schedule of investments for the nine-month period ended July 31, 2006, is filed herewith.

First Eagle Global Fund
SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

Number		Cost	Value
of Shares		(Note 1)	(Note 1)

	Common and Preferred Stocks - U.S. (31.06%)

	Consumer Discretionary (1.82%)
6,764,430	McDonald’s Corporation	$187,630,564	$239,393,178
669,950	Nike Inc. - Class ‘B’	53,568,926	52,926,050
192,250	Allen Organ Company, Class ‘B’	6,030,882	14,514,875
390,000	Weyco Group, Inc.	1,285,374	9,028,500
197,300	International Speedway Corporation	8,933,963	8,927,825
185,000	St. John Knits International Inc. (a)	3,180,703	5,365,000
500,000	A.T. Cross Company, Class ‘A’ (a)	4,150,673	2,850,000

		264,781,085	333,005,428

	Consumer Staples (0.70%)
2,337,818	Anheuser-Busch Companies Inc.	101,876,353	112,565,937
115,270	Altria Group, Inc.	2,497,439	9,218,142
111,111	HJ Heinz Company	3,782,241	4,663,328
82,570	Seneca Foods Corporation (a)	1,242,678	2,012,231

		109,398,711	128,459,638

	Energy (2.47%)
4,721,433	ConocoPhillips Company	244,762,591	324,079,161
767,420	Apache Corporation	52,525,332	54,080,088
556,404	SEACOR Holdings Inc. (a)	23,217,111	45,263,466
355,990	Murphy Oil Corporation	7,188,911	18,319,245
206,590	San Juan Basin Royalty Trust	7,928,014	8,342,104

		335,621,959	450,084,064

	Financials (0.01%)
114,750	East Texas Financial Services, Inc.(c)	862,687	1,749,937
8,200	Redwood Financial, Inc. (a)(e)	71,750	164,000

		934,437	1,913,937

	Health Care (2.46%)
5,907,850	Johnson & Johnson Inc.	359,264,977	369,536,017
1,684,130	Bausch & Lomb Inc.	78,995,549	79,659,349

		438,260,526	449,195,366

	Holding Companies (2.55%)
4,915	Berkshire Hathaway Inc., Class ‘A’ (a)	414,943,985	450,214,000
7,432	Case Pomeroy & Company, Inc., Class ‘A’	7,366,948	12,838,780
2,485	J.G. Boswell Company	573,840	1,759,380

		422,884,773	464,812,160

	Industrials (3.23%)
9,640,620	Tyco International Limited	225,550,668	251,523,776
2,682,760	Waste Management Inc.	75,434,447	92,233,289
8,305,971	Blount International Inc. (a)(c)	110,473,625	90,535,084
870,960	Manpower Inc.	34,320,745	51,804,701
1,537,508	UniFirst Corporation	35,989,368	47,801,123
651,227	Banta Corporation	28,938,738	23,007,850
4,805	Conbraco Industries, Inc. (a)	1,568,050	1,381,437
365,000	Kaiser Ventures LLC (a)(b)(e)(i)(j)	—	1,047,550
2,066,590	Cendant Corporation (a)	35,227,872	31,019,516

		547,503,513	590,354,326

	Media (6.24%)
15,622,475	Liberty Media Holding Corporation - Interactive (a)	286,072,370	257,302,163
2,867,312	Liberty Media Holding Corporation - Capital (a)	193,471,880	234,001,332
4,158,190	Clear Channel Communications Inc.	129,199,522	120,379,601
1,238,050	Omnicom Group Inc.	113,222,742	109,579,806
3,067,730	Comcast Corporation-Special Class ‘A’ (a)	86,166,451	105,161,784
5,326,820	News Corporation Class ‘A’	81,374,022	102,488,017
2,636,140	CBS Corporation Class ‘B’	68,991,095	72,309,320
1,912,750	Valassis Communications, Inc. (a)	55,341,929	39,268,757
4,039,880	Interpublic Group of Companies, Inc. (a)	36,031,266	33,086,617
908,154	Liberty Global Inc. (a)	15,431,569	19,843,165

See Notes to Schedule of Investments.

920,998	Liberty Global Inc. Series ‘C’ (a)	14,395,506	19,506,738
445,740	Viacom Inc. - Class ‘B’ (a)	15,234,457	15,534,039
281,791	Dow Jones & Company Inc.	10,444,173	9,873,957
34,924	Mills Music Trust (c)	1,055,337	1,676,352

		1,106,432,319	1,140,011,648

	Paper and Forest Products (2.16%)
8,146,352	Rayonier Inc. (c)	202,125,944	324,306,273
2,043,000	Plum Creek Timber Company, Inc.	60,628,488	69,584,580
13,490	Deltic Timber Corporation	511,283	666,136

		263,265,715	394,556,989

	Precious Metals (0.50%)
5,002,880	Newmont Mining Corporation Holding Company	44,661,567	86,801,298
925,000	Freeport-McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	9,690,611	4,985,750

		54,352,178	91,787,048

	Real Estate (0.08%)
500,000	Crescent Real Estate Equities Company	7,671,061	9,760,000
258,133	Price Legacy Corporation Pfd., Series ‘A’	2,935,245	3,603,537
21,124	Security Capital European Realty (a)(e)	422,475	332,914

		11,028,781	13,696,451

	Retail (4.37%)
8,139,500	Costco Wholesale Corporation	338,913,474	429,440,020
3,434,880	Wal-Mart Stores Inc.	154,589,597	152,852,160
2,171,440	Tiffany & Company	61,804,700	68,595,790
1,252,510	The Sherwin-Williams Company	46,850,222	63,377,006
911,140	Barnes & Noble, Inc.	13,792,941	30,541,413
1,000,000	Dillard’s Inc., Class ‘A’	16,266,643	30,030,000
436,100	Federated Department Stores Inc.	3,759,110	15,311,471
94,750	Autozone Inc. (a)	8,753,628	8,325,682

		644,730,315	798,473,542

	Technology and Telecommunications (4.08%)
16,291,940	Microsoft Corporation	399,043,238	391,495,318
12,179,040	Intel Corporation	231,000,388	219,222,720
3,402,442	Sprint Nextel Corporation	77,059,463	67,368,352
3,606,630	American Power Conversion Corporation	64,237,405	60,879,914
131,947	Embarq Corporation (a)	6,289,538	5,970,602

		777,630,032	744,936,906

	Utilities (0.39%)
1,517,660	IDACORP, Inc.	47,937,719	56,578,365
325,000	CalEnergy Capital Trust 6½% Conv. Pfd.	14,327,813	15,031,250

		62,265,532	71,609,615

	Total Common and Preferred Stocks - U.S.	5,039,089,876	5,672,897,118

	Common and Preferred Stocks - Non-U.S. (44.58%)

	Australia and New Zealand (0.13%)
6,650,000	News & Media NZ Limited exchangeable preference shares (10)	17,173,423	18,365,278
1,455,468	Spotless Group Limited (8)	2,806,421	4,981,925

		19,979,844	23,347,203

	Belgium (0.25%)
1,686,589	Deceuninck (c)(1)	42,104,284	45,027,980

	Brazil (0.24%)
533,355	Petroleo Brasileiro SA ADR (3)	28,225,628	44,183,128

	Canada (0.52%)
1,748,490	Aber Diamond Corporation (9)	55,476,593	58,548,262
3,825,000	IAMGOLD Corporation (12)	28,318,173	35,594,760

		83,794,766	94,143,022

	Chile (0.04%)
700,000	Quinenco SA ADR (8)	4,366,596	7,626,500

	Commonwealth of Independent States (0.11%)
556,624	Firebird Fund, L.P. (a)(b)(e)(7)	1,000,000	20,006,623

See Notes to Schedule of Investments.

	Denmark (0.25%)
368,850	Carlsberg A/S, ‘B’ (2)	12,609,161	27,213,713
259,990	Carlsberg A/S, ‘A’ (2)	11,505,044	17,891,364

		24,114,205	45,105,077

	France (10.72%)
8,598,572	Sodexho Alliance SA (1)	259,583,877	436,387,005
7,257,095	Vivendi Universal SA (10)	188,367,961	245,753,351
2,118,628	Wendel Investissement (7)	64,846,827	243,299,553
2,385,546	L’Oréal SA (2)	179,076,236	239,060,407
3,147,074	Rémy Cointreau SA (2)	111,002,707	157,787,839
1,465,000	Essilor International SA (6)	71,835,914	146,529,915
1,653,560	Télévision Française 1 SA (10)	43,471,274	52,700,826
477,000	Neopost SA (8)	27,488,265	51,944,513
824,370	Carrefour SA (2)	38,150,045	51,399,382
719,600	Total SA (3)	47,146,517	48,948,307
810,000	Société BIC SA (8)	37,045,867	48,599,577
52,158	Société Sucrière de Pithiviers-le-Vieil (c)(2)	27,210,232	46,638,641
1,609,453	PagesJaunes Groupe SA (10)	28,376,416	45,291,813
342,220	Financière Marc de Lacharrière SA (7)	13,288,203	25,660,812
1,298,919	Elior SCA (1)	19,492,858	22,532,467
130,493	Robertet SA (2)	16,659,259	19,836,319
42,252	Robertet SA C.I. (2)	800,508	4,557,995
157,620	Guyenne Et Gascogne SA (2)	17,078,217	19,127,660
326,070	Zodiac SA (8)	17,708,998	18,685,169
448,490	Safran SA (15)	8,923,327	8,725,284
92,987	Gaumont SA (10)	5,094,361	7,364,459
70,000	NSC Groupe (c)(8)	12,400,388	6,348,678
385,000	Sabeton SA (c)(7)	4,841,233	6,049,128
17,845	Societe Fonciere Financiere et de Participations (7)	3,933,965	3,624,437
17,990	Arkema (a)(9)	—	697,226

		1,243,823,455	1,957,550,763

	Germany (1.84%)
1,721,525	Fraport AG (16)	58,775,040	125,347,334
735,000	Hornbach Holding AG Pfd. (1)	46,863,613	71,026,953
2,362,330	Deutsche Telekom AG (15)	38,209,882	36,513,448
1,133,937	Bertelsmann AG D.R.C. (10)	26,746,575	33,460,145
528,000	Vossloh AG (16)	27,439,158	25,757,902
142,873	Axel Springer AG (10)	13,415,306	18,617,434
580,856	Praktiker Bau-und Heimwerkermaerkte Holding AG (1)	10,181,301	17,191,803
168,299	Hornbach Baumarkt AG (1)	8,109,997	7,588,976

		229,740,872	335,503,995

	Hong Kong (0.68%)
6,225,000	Guoco Group Limited (7)	52,462,656	74,506,284
25,000,000	Shaw Brothers (Hong Kong) Limited (c)(10)	25,226,481	48,132,919
21,500,000	City e-Solutions Limited (c)(1)	971,287	2,379,619

		78,660,424	125,018,822

	India (0.54%)
2,325,000	Tata Motors Limited (1)	23,275,395	37,102,500
7,150,000	Hindustan Lever Limited (2)	19,866,524	35,780,753
1,174,999	Nestlé India Limited (2)	14,548,375	25,259,951

		57,690,294	98,143,204

	Italy (0.88%)
7,542,370	Italcementi S.p.A. RNC (9)	84,971,841	121,492,602
331,301	Italmobiliare S.p.A. RNC (9)	17,151,943	23,784,059
2,102,593	Gewiss S.p.A. (8)	12,927,323	15,819,670

		115,051,107	161,096,331

	Japan (9.90%)
8,623,860	Toyota Motor Corporation (1)	353,210,765	455,727,853
3,775,100	Ono Pharmaceutical Company, Limited (6)	165,867,433	185,339,551
6,052,800	Shimano Inc. (c)(1)	103,979,760	182,098,627
22,349,000	Aioi Insurance Company, Limited (4)	80,838,885	174,036,686
3,432,800	Secom Company, Limited (8)	133,512,893	167,336,839
12,000,000	NIPPONKOA Insurance Company, Limited (4)	54,518,219	99,202,093
3,554,600	Toho Company, Limited (10)	50,737,794	74,238,212
1,947,400	Kose Corporation (2)	60,430,189	65,550,155
3,360,500	T. Hasegawa Company, Limited (c)(2)	51,177,359	47,795,731

See Notes to Schedule of Investments.

1,379,100	Shimachu Company, Limited (1)	32,950,108	36,198,744
1,154,400	Olympus Corporation (6)	23,498,510	33,220,144
819,000	Astellas Pharma Inc. (6)	33,519,260	32,567,168
1,429,600	Chofu Seisakusho Company, Limited (1)	27,525,671	29,171,694
1,000,000	Aderans Company, Limited (2)	23,155,963	28,166,558
833,100	Fuji Photo Film Company, Limited (1)	23,108,315	28,042,433
558,600	Canon Inc. (15)	19,299,690	26,840,078
390,400	Mabuchi Motor Company Limited (15)	23,328,036	26,213,909
1,775,900	Nissin Healthcare Food Service Company, Limited (2)	27,700,245	25,320,222
753,090	Meitec Corporation (8)	24,281,931	24,561,209
133,800	Hirose Electric Company, Limited (15)	16,306,267	17,244,944
1,079,900	Seikagaku Corporation (6)	11,099,559	11,959,651
908,500	Mitsui Sumitomo Insurance Company, Limited (4)	4,091,290	10,695,226
218,700	Makita Corporation (1)	6,205,002	7,170,804
249,600	Mandom Corporation (2)	6,001,198	6,137,973
292,990	Cosel Company Limited (8)	5,216,270	5,390,965
171,600	Shoei Company, Limited (7)	491,308	4,953,094
182,290	Iino Kaiun Kaisha, Limited (16)	255,557	1,392,510
320	Wacoal Holdings Corporation (2)	2,331	4,172

		1,362,309,808	1,806,577,245

	Mexico (0.72%)
14,086,400	Industrias Peñoles, SA de C.V. (12)	36,360,146	113,221,673
6,842,100	Embotelladoras Arca SA de C.V. (2)	12,460,765	18,329,401

		48,820,911	131,551,074

	Netherlands (0.90%)
3,140,243	Heineken Holding NV (2)	87,042,407	126,598,093
767,500	Telegraaf Media Groep NV (10)	14,080,508	20,863,008
473,438	Koninklijke Grolsch NV (2)	12,444,932	17,538,321

		113,567,847	164,999,422

	Singapore (0.35%)
20,000,000	Fraser & Neave Limited (2)	25,007,469	51,182,973
13,467,250	ComfortDelgro Corporation Limited (16)	3,279,183	13,308,149

		28,286,652	64,491,122

	South Africa (0.52%)
7,150,000	Mvelaphanda Resources Limited (a)(12)	23,702,956	36,246,714
773,440	Gold Fields Limited ADR(12)	9,289,131	16,126,224
749,210	Gold Fields Limited (12)	2,173,736	15,485,636
1,000,000	Harmony Gold Mining Company, Limited (a)(12)	4,591,642	14,226,292
874,930	Harmony Gold Mining Company, Limited ADR (a)(12)	8,613,062	12,511,499

		48,370,527	94,596,365

	South Korea (4.97%)
684,330	Samsung Electronics Company, Limited Pfd. (15)	151,360,619	325,649,654
205,920	Samsung Electronics Company, Limited (15)	140,981,608	131,085,080
4,824,268	SK Telecom Company, Limited ADR (15)	99,519,175	112,936,114
1,665,420	KT&G Corporation (2)	42,897,335	100,437,852
51,900	Lotte Confectionery Company, Limited (2)	21,157,499	66,838,027
65,500	Nam Yang Dairy Products Company, Limited (c)(2)	14,805,002	47,525,390
585,700	SK Corporation (3)	37,186,353	41,025,369
501,000	Kukdong Electric Wire Company, Limited (b)(c)(e)(i)(j)(15)	10,918,559	23,290,127
966,000	Kangwon Land Inc. (1)	14,292,625	17,042,299
1,869,420	Daeduck Electronics Company, Limited (15)	13,292,480	16,539,210
10,360	Lotte Chilsung Beverage Company (2)	5,901,968	13,374,390
1,589,160	Daeduck GDS Company, Limited (c)(15)	14,042,994	12,479,008

		566,356,217	908,222,520

	Spain (1.23%)
3,492,877	Corporacion Financiera Alba SA (c)(7)	75,755,301	192,214,391
694,670	Altadis SA (2)	20,275,546	32,877,112

		96,030,847	225,091,503

	Switzerland (6.71%)
1,388,793	Nestlé SA (2)	376,270,453	455,032,116
3,896,916	Pargesa Holding SA (7)	247,110,359	372,039,512
3,362,555	Kuehne & Nagel International AG (16)	58,106,835	224,033,728
21,200	Lindt & Spruengli AG PC (2)	8,190,224	42,649,767
1,100	Lindt & Spruengli AG (2)	9,327,039	23,430,022
454,987	Schindler Holding PC (8)	12,736,829	24,399,059

See Notes to Schedule of Investments.

1,031,490	Micronas Semiconductor Holding AG (15)	36,668,303	22,209,616
45,608	Edipresse SA (10)	13,025,041	20,900,193
137,582	Affichage Holding (10)	16,462,329	20,009,895
9,340	Sika AG (a)(9)	1,514,509	10,753,427
6,139	Zehnder Group AG-B (8)	7,435,728	9,826,390

		786,847,649	1,225,283,725

	Taiwan (0.10%)
18,634,624	Phoenixtec Power Company, Limited (8)	18,771,989	18,750,713

	Thailand (0.03%)
577,000	The Oriental Hotel Public Company, Limited (1)	2,636,472	5,440,808

	United Kingdom (2.83%)
21,293,298	Tesco Plc (2)	123,750,342	143,002,026
3,106,380	Anglo American Plc (12)	70,217,303	129,697,756
11,910,840	Millennium & Copthorne Hotel Plc (1)	68,001,250	92,673,966
42,620,495	Vodafone Group Plc (15)	91,328,767	92,557,540
1,375,000	Amdocs Limited (a)(15)	29,218,760	49,885,000
2,531,440	McBride Plc (2)	6,023,480	7,850,116
621,620	JZ Equity Partners, Plc (4)	1,105,600	1,927,673

		389,645,502	517,594,077

	Miscellaneous (0.12%)
1,375,000	Banco Latinoamericano de Exportaciones SA ADR (4)	22,535,552	22,550,000

	Total Common and Preferred Stocks - Non U.S.	5,412,731,448	8,141,901,222

Ounces

	Commodity (2.55%)
732,444	Gold bullion (a)	359,830,600	465,797,651

Principal Amount

	Notes, Bonds and Convertible Bonds (7.44%)
	Commodity-Linked Notes (0.40%)
$1,311,000	HSBC Gold-Linked Note 0% due 8/09/2006 (a)(b)(d)(e)(g)(12)	1,311,000	2,197,629
1,362,000	HSBC Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(g)(12)	1,362,000	2,232,046
1,332,000	HSBC Gold-Linked Note 0% due 8/16/2006 (a)(b)(d)(e)(g)(12)	1,332,000	2,216,981
1,100,000	HSBC Gold-Linked Note 0% due 9/12/2006 (a)(b)(d)(e)(g)(12)	1,100,000	1,776,060
1,138,000	HSBC Gold-Linked Note 0% due 9/13/2006 (a)(b)(d)(e)(g)(12)	1,138,000	1,835,708
1,177,000	HSBC Gold-Linked Note 0% due 9/15/2006 (a)(b)(d)(e)(g)(12)	1,177,000	1,874,843
1,153,000	HSBC Gold-Linked Note 0% due 9/19/2006 (a)(b)(d)(e)(g)(12)	1,153,000	1,837,997
1,132,000	HSBC Gold-Linked Note 0% due 10/31/2006 (a)(b)(d)(e)(g)(12)	1,132,000	1,713,622
1,133,000	HSBC Gold-Linked Note 0% due 11/01/2006 (a)(b)(d)(e)(g)(12)	1,133,000	1,684,318
980,000	HSBC Gold-Linked Note 0% due 11/06/2006 (a)(b)(d)(e)(g)(12)	980,000	1,463,336
1,087,000	HSBC Gold-Linked Note 0% due 11/08/2006 (a)(b)(d)(e)(g)(12)	1,087,000	1,674,632
1,928,000	HSBC Gold-Linked Note 0% due 11/22/2006 (a)(b)(d)(e)(g)(12)	1,928,000	2,898,362
1,130,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(g)(12)	1,130,000	1,586,859
1,111,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(g)(12)	1,111,000	1,583,064
1,118,000	HSBC Gold-Linked Note 0% due 12/07/2006 (a)(b)(d)(e)(g)(12)	1,118,000	1,558,380
1,152,000	HSBC Gold-Linked Note 0% due 12/11/2006 (a)(b)(d)(e)(g)(12)	1,152,000	1,579,277
1,141,000	HSBC Gold-Linked Note 0% due 12/28/2006 (a)(b)(d)(e)(g)(12)	1,141,000	1,623,985
1,175,000	HSBC Gold-Linked Note 0% due 12/29/2006 (a)(b)(d)(e)(g)(12)	1,175,000	1,619,972
1,194,000	HSBC Gold-Linked Note 0% due 1/03/2007 (a)(b)(d)(e)(g)(12)	1,194,000	1,625,153
1,255,000	HSBC Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(g)(12)	1,255,000	1,664,758
1,208,000	HSBC Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(g)(12)	1,208,000	1,611,834
1,128,000	HSBC Silver-Linked Note 0% due 11/06/2006 (a)(b)(d)(e)(g)(12)	1,128,000	1,892,446
1,850,000	UBS Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(g)(12)	1,850,000	3,171,386
1,350,000	UBS Gold-Linked Note 0% due 8/18/2006 (a)(b)(d)(e)(g)(12)	1,350,000	2,212,738
2,550,000	UBS Gold-Linked Note 0% due 8/25/2006 (a)(b)(d)(e)(g)(12)	2,550,000	4,117,552
1,300,000	UBS Gold-Linked Note 0% due 9/13/2006 (a)(b)(d)(e)(g)(12)	1,300,000	2,181,603
1,250,000	UBS Gold-Linked Note 0% due 11/01/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,860,190
1,200,000	UBS Gold-Linked Note 0% due 11/03/2006 (a)(b)(d)(e)(g)(12)	1,200,000	1,824,647
1,250,000	UBS Gold-Linked Note 0% due 11/15/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,926,529
1,400,000	UBS Gold-Linked Note 0% due 12/20/2006 (a)(b)(d)(e)(g)(12)	1,400,000	1,905,769
2,550,000	UBS Gold-Linked Note 0% due 12/21/2006 (a)(b)(d)(e)(g)(12)	2,550,000	3,368,754
2,400,000	UBS Gold-Linked Note 0% due 12/22/2006 (a)(b)(d)(e)(g)(12)	2,400,000	3,088,568
1,350,000	UBS Gold-Linked Note 0% due 12/28/2006 (a)(b)(d)(e)(g)(12)	1,350,000	1,750,745
1,400,000	UBS Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(h)(12)	1,400,000	2,166,624
1,500,000	UBS Gold-Linked Note 0% due 1/11/2007 (a)(b)(d)(e)(h)(12)	1,500,000	2,116,416
1,450,000	UBS Gold-Linked Note 0% due 1/12/2007 (a)(b)(d)(e)(h)(12)	1,450,000	2,076,246

See Notes to Schedule of Investments.

			49,245,000	73,519,029

		U.S. Treasury Notes (2.35%)
	10,000,000	U.S. Treasury Zero Coupon Strip due 11/15/2007 (a)(5)	9,269,351	9,384,490
	38,509,120	U.S. Treasury Inflation Index Note 4¼% due 1/15/2010 (k)(5)	40,828,738	40,940,047
	101,346,300	U.S. Treasury Inflation Index Note 3% due 7/15/2012 (k)(5)	109,927,626	104,826,126
	266,593,000	U.S. Treasury Note 5 1/8% due 6/30/2011 (5)	267,017,439	269,071,515
	5,000,000	U.S. Treasury Note 5 3/8% due 2/15/2031 (5)	4,721,613	5,171,485

			431,764,767	429,393,663

		U.S. Dollar Bonds and Notes (0.87%)
	2,750,000	Westpoint Stevens Inc. 7 7/8% due 6/15/2005 (e)(f)(j)(1)	2,504,977	275
	4,384,000	Lear Corporation 8 1/8% due 4/01/2008 (1)	5,119,776	5,768,125
	30,742,000	Lear Corporation 8.11% due 5/15/2009 (1)	29,170,678	30,050,305
	3,500,000	Computer Associates International Inc. 6½% due 4/15/2008 (15)	3,257,788	3,548,073
	4,850,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (13)	4,890,179	5,025,813
	4,910,000	American Standard Companies Inc. 8¼% due 6/01/2009 (8)	5,054,554	5,202,606
	13,500,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	13,067,269	14,491,953
	1,250,000	Freeport McMoRan Copper & Gold, Inc. 10 1/8% due 2/01/2010 (12)	1,272,250	1,337,500
	610,000	Ethyl Corporation 8 7/8% due 5/01/2010 (9)	637,066	626,013
	3,728,000	Columbus McKinnon Corporation 10% due 8/01/2010 (8)	3,813,995	4,058,860
	20,500,000	Tyco International Group SA 6¾% due 2/15/2011 (8)	17,905,888	21,386,092
	6,900,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	7,171,310	7,503,750
	3,500,000	Toys ‘R’ Us, Inc. 7 5/8% due 8/01/2011 (14)	3,430,214	2,900,625
	5,812,000	Blount International Inc. 8 7/8% due 8/01/2012 (8)	5,812,000	5,899,180
	5,500,000	Greif Inc. 8 7/8% due 8/01/2012 (9)	5,491,464	5,816,250
	646,000	Manitowoc Company Inc. 10½% due 8/01/2012 (8)	646,000	700,910
	5,000,000	Tronox Worldwide 9½% due 12/01/2012 (9)	5,167,344	5,187,500
	12,522,000	Sirius Satellite Radio Inc. 9 5/8% due 08/01/2013 (10)	12,204,936	11,770,680
	2,000,000	Legrand SA 8½% due 2/15/2025 (8)	1,955,733	2,290,000
	4,200,000	Bausch & Lomb Inc. 7 1/8% due 8/01/2028 (6)	3,542,510	4,318,167
	10,000,000	Christiania Bank Floating Rate Perpetual Notes (5.47% @ 7/31/2006) (4)	6,966,494	8,948,870
	3,500,000	Den Norske Bank Floating Rate Perpetual Notes (5.13% @ 7/31/2006) (4)	2,647,897	3,053,316
	3,170,000	Den Norske Bank Floating Rate Perpetual Notes (5.50% @ 7/31/2006) (4)	2,107,382	2,854,217
	5,500,000	Bergen Bank Floating Rate Perpetual Notes (5.13% @ 7/31/2006) (4)	3,964,995	4,675,000

			147,802,699	157,414,080

		U.S. Dollar Convertible Bonds (0.09%)
	2,000,000	TriQuint Semiconductor Inc. 4% due 3/01/2007 (15)	1,912,286	1,977,500
	15,000,000	SCI Systems Inc. 3% due 3/15/2007 (15)	13,811,262	14,625,000
	2,500,000	Medya International Limited 10% due 6/28/2049 (e)(f)(j)(10)	2,482,264	25,000

			18,205,812	16,627,500

		Non U.S. Dollar Notes and Bonds (3.73%)
SGD	85,000,000	Singapore Government 2 5/8% due 10/01/2007 (5)	50,873,845	53,726,472
SGD	52,947,000	Singapore Government 2 3/8% due 10/01/2009 (5)	31,854,055	32,782,499
CAD	8,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	5,370,926	7,726,959
HKD	205,000,000	Hong Kong Government 3.57% due 12/17/2007 (5)	26,723,561	26,181,741
HKD	199,650,000	Hong Kong Government 3.34% due 12/19/2008 (5)	25,309,220	25,195,729
HKD	44,250,000	Hong Kong Government 2.52% due 3/24/2009 (5)	5,514,262	5,454,536
EUR	2,959,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	2,816,248	3,886,607
GBP	15,000,000	EMI Group Plc 8¼% due 5/20/2008 (10)	23,943,891	29,983,021
EUR	1,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	1,733,805	2,136,451
SEK	125,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	18,422,328	21,415,244
EUR	2,000,000	Independent News & Media Plc 8% due 12/15/2008 (10)	2,417,480	2,752,797
EUR	2,500,000	Independent News & Media Plc 5¾% due 5/17/2009 (10)	2,744,439	3,245,554
MYR	165,000,000	Malaysian Government 4.305% due 2/27/2009 (5)	43,820,851	45,312,271
MYR	37,014,000	Malaysian Government 3.756% due 4/28/2011 (5)	9,923,530	9,888,461
EUR	14,729,910	Republic of France O.A.T. I/L 3% due 7/25/2009 (k)(5)	13,038,682	19,570,282
EUR	105,370,243	Republic of France O.A.T. I/L 3% due 7/25/2012 (k)(5)	143,993,871	145,433,495
EUR	14,000,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b) (1)	15,805,574	15,826,986
EUR	4,000,000	Riverdeep Group Limited 9¼% due 4/15/2011 (b)(15)	4,794,369	5,614,173
GBP	3,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	5,053,666	5,812,850
GBP	5,875,000	Enodis Plc 10 3/8% due 4/15/2012 (j)(8)	9,096,479	11,906,132
EUR	57,200,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	66,133,199	69,139,914
EUR	37,300,000	UPC Holding BV 8 5/8% due 1/15/2014 (b)(10)	43,957,475	47,051,432
EUR	47,450,000	Ray Acquisition SCA 9 3/8% due 3/15/2015 (b)(8)	56,965,443	65,537,406
EUR	12,000,000	FINEL 9½% due 6/30/2017 (b)(e)(i)(j)(11)	14,474,400	11,496,600
EUR	15,000,000	FINEL 9½% due 10/15/2017 (b)(e)(i)(j)(11)	18,067,500	14,370,750

			642,849,099	681,448,362

		Total Notes, Bonds and Convertible Bonds	1,289,867,377	1,358,402,634

See Notes to Schedule of Investments.

	Short Term Investments (14.24%)
$32,500,000	Nestlé Capital Corporation 5.05% due 8/01/2006	32,500,000	32,500,000
30,000,000	Nestlé Capital Corporation 5.03% due 8/01/2006	30,000,000	30,000,000
29,279,000	Nestlé Capital Corporation 5.22% due 8/04/2006	29,266,264	29,266,264
24,820,000	Nestlé Capital Corporation 5.21% due 8/07/2006	24,798,448	24,798,448
25,000,000	Nestlé Capital Corporation 5.21% due 8/09/2006	24,971,056	24,971,056
30,000,000	Nestlé Capital Corporation 5.11% due 8/11/2006	29,957,417	29,957,417
25,000,000	Nestlé Capital Corporation 5.22% due 8/16/2006	24,945,625	24,945,625
25,000,000	Nestlé Capital Corporation 5.25% due 8/17/2006	24,941,667	24,941,667
25,000,000	Nestlé Capital Corporation 5.24% due 8/21/2006	24,927,222	24,927,222
12,980,000	Nestlé Capital Corporation 5.22% due 8/23/2006	12,938,594	12,938,594
25,000,000	Nestlé Capital Corporation 5.275% due 9/26/2006	24,794,861	24,794,861
30,000,000	ConocoPhillips Company 5.36% due 8/01/2006	30,000,000	30,000,000
18,946,000	ConocoPhillips Company 5.33% due 8/01/2006	18,946,000	18,946,000
16,400,000	ConocoPhillips Company 5.33% due 8/04/2006	16,392,716	16,392,716
25,000,000	ConocoPhillips Company 5.40% due 9/06/2006	24,865,000	24,865,000
27,500,000	L’Oréal SA 5.30% due 8/01/2006	27,500,000	27,500,000
25,000,000	BMW US Capital LLC 5.23% due 8/01/2006	25,000,000	25,000,000
25,000,000	BMW US Capital LLC 5.23% due 8/02/2006	24,996,368	24,996,368
20,000,000	Henkel Corporation 5.13% due 8/01/2006	20,000,000	20,000,000
22,000,000	Henkel Corporation 5.30% due 8/07/2006	21,980,567	21,980,567
8,786,000	Henkel Corporation 5.15% due 8/09/2006	8,775,945	8,775,945
25,000,000	Henkel Corporation 5.32% due 8/16/2006	24,944,583	24,944,583
15,642,000	American Express Credit Corporation 5.10% due 8/01/2006	15,642,000	15,642,000
15,000,000	American Express Credit Corporation 5.31% due 8/25/2006	14,946,900	14,946,900
25,276,000	American Express Credit Corporation 5.30% due 8/28/2006	25,175,528	25,175,528
30,000,000	American Express Credit Corporation 5.25% due 8/31/2006	29,868,750	29,868,750
27,378,000	American Express Credit Corporation 5.31% due 9/08/2006	27,224,546	27,224,546
27,728,000	American Express Credit Corporation 5.25% due 9/26/2006	27,501,555	27,501,555
25,000,000	The Republic of Austria 5.19% due 8/02/2006	24,996,396	24,996,396
12,949,000	The Republic of Austria 5.19% due 8/02/2006	12,947,133	12,947,133
25,000,000	The Republic of Austria 5.18% due 8/04/2006	24,989,208	24,989,208
25,000,000	The Republic of Austria 5.18% due 8/09/2006	24,971,222	24,971,222
13,159,000	The Republic of Austria 5.18% due 8/09/2006	13,143,853	13,143,853
20,000,000	The Republic of Austria 5.19% due 8/11/2006	19,971,167	19,971,167
16,500,000	The Republic of Austria 5.20% due 8/16/2006	16,464,250	16,464,250
15,000,000	The Republic of Austria 5.21% due 8/16/2006	14,967,437	14,967,437
22,043,000	Air Products and Chemicals Inc. 5.23% due 8/02/2006	22,039,798	22,039,798
6,208,000	Air Products and Chemicals Inc. 5.25% due 8/10/2006	6,199,852	6,199,852
20,000,000	Unilever Capital Corporation 5.20% due 8/02/2006	19,997,111	19,997,111
15,000,000	Unilever Capital Corporation 5.20% due 8/07/2006	14,987,000	14,987,000
25,000,000	Unilever Capital Corporation 5.21% due 8/11/2006	24,963,819	24,963,819
15,000,000	Unilever Capital Corporation 5.27% due 8/28/2006	14,940,712	14,940,712
15,000,000	Emerson Electric Company 5.23% due 8/02/2006	14,997,821	14,997,821
12,103,000	BellSouth Corporation 5.24% due 8/02/2006	12,101,238	12,101,238
15,000,000	BellSouth Corporation 5.24% due 8/03/2006	14,995,633	14,995,633
24,300,000	BellSouth Corporation 5.24% due 8/04/2006	24,289,389	24,289,389
20,000,000	BellSouth Corporation 5.25% due 8/07/2006	19,982,500	19,982,500
23,933,000	BellSouth Corporation 5.06% due 8/14/2006	23,889,269	23,889,269
25,000,000	BellSouth Corporation 5.29% due 8/29/2006	24,897,139	24,897,139
28,430,000	BellSouth Corporation 5.28% due 9/01/2006	28,300,738	28,300,738
25,000,000	BellSouth Corporation 5.30% due 9/01/2006	24,885,903	24,885,903
20,000,000	BellSouth Corporation 5.30% due 9/12/2006	19,876,333	19,876,333
1,540,000	BellSouth Corporation 5.31% due 9/20/2006	1,528,642	1,528,642
10,750,000	7-Eleven Inc. 5.25% due 8/02/2006	10,748,432	10,748,432
11,800,000	7-Eleven Inc. 5.24% due 8/10/2006	11,784,542	11,784,542
11,602,000	7-Eleven Inc. 5.24% due 8/11/2006	11,585,113	11,585,113
21,460,000	Hitachi Limited 5.25% due 8/03/2006	21,453,741	21,453,741
30,000,000	Hitachi Limited 5.25% due 8/04/2006	29,986,875	29,986,875
15,707,000	Hitachi Limited 5.26% due 8/08/2006	15,690,935	15,690,935
20,000,000	Hitachi Limited 5.29% due 8/18/2006	19,950,039	19,950,039
25,000,000	Hitachi Limited 5.31% due 8/29/2006	24,896,750	24,896,750
25,000,000	Hitachi Limited 5.31% due 8/31/2006	24,889,375	24,889,375
21,326,000	Siemens AG 5.04% due 8/03/2006	21,320,029	21,320,029
20,853,000	Siemens AG 5.09% due 8/07/2006	20,835,310	20,835,310
30,000,000	Siemens AG 5.20% due 8/08/2006	29,969,667	29,969,667
25,779,000	Siemens AG 5.20% due 8/08/2006	25,752,935	25,752,935
30,000,000	Siemens AG 5.21% due 8/09/2006	29,965,267	29,965,267
6,077,000	Siemens AG 5.21% due 8/09/2006	6,069,964	6,069,964
25,000,000	Siemens AG 5.21% due 8/10/2006	24,967,437	24,967,437
10,000,000	Siemens AG 5.25% due 8/14/2006	9,981,042	9,981,042
25,000,000	Siemens AG 5.25% due 8/15/2006	24,948,958	24,948,958

See Notes to Schedule of Investments.

25,000,000	Siemens AG 5.24% due 8/17/2006	24,941,778		24,941,778
25,000,000	Siemens AG 5.27% due 8/29/2006	24,897,528		24,897,528
42,798,000	Atlantic Asset Security 5.21% due 8/07/2006	42,760,837		42,760,837
20,000,000	Atlantic Asset Security 5.20% due 8/07/2006	19,982,667		19,982,667
25,000,000	European Investment Bank 5.19% due 8/07/2006	24,978,375		24,978,375
20,000,000	European Investment Bank 5.19% due 8/11/2006	19,971,167		19,971,167
20,000,000	European Investment Bank 5.20% due 8/11/2006	19,971,111		19,971,111
20,000,000	Merrill Lynch & Company Inc. 5.11% due 8/07/2006	19,982,967		19,982,967
17,610,000	AT&T Corporation 5.26% due 8/07/2006	17,594,562		17,594,562
10,579,000	AT&T Corporation 5.26% due 8/14/2006	10,558,906		10,558,906
28,220,000	AT&T Corporation 5.30% due 8/14/2006	28,165,990		28,165,990
24,042,000	AT&T Corporation 5.26% due 8/16/2006	23,989,308		23,989,308
28,115,000	AT&T Corporation 5.29% due 8/22/2006	28,028,242		28,028,242
25,000,000	AT&T Corporation 5.31% due 8/28/2006	24,900,437		24,900,437
17,000,000	France Telecom SA 5.34% due 8/07/2006	16,984,870		16,984,870
10,000,000	Colgate-Palmolive Company 5.20% due 8/07/2006	9,991,333		9,991,333
25,000,000	Colgate-Palmolive Company 5.21% due 8/14/2006	24,952,965		24,952,965
30,000,000	General Electric Capital Corporation 5.12% due 8/08/2006	29,970,133		29,970,133
15,000,000	General Electric Capital Corporation 5.21% due 8/08/2006	14,984,804		14,984,804
15,393,000	General Electric Capital Corporation 5.21% due 8/11/2006	15,370,723		15,370,723
25,000,000	General Electric Capital Corporation 5.21% due 8/14/2006	24,952,965		24,952,965
27,125,000	General Electric Capital Corporation 5.29% due 9/22/2006	26,917,735		26,917,735
25,922,000	Vulcan Materials Company 5.26% due 8/08/2006	25,895,488		25,895,488
25,000,000	Wal-Mart Stores Inc. 5.00% due 8/08/2006	24,975,694		24,975,694
20,000,000	Wal-Mart Stores Inc. 5.21% due 8/08/2006	19,979,739		19,979,739
15,000,000	Wal-Mart Stores Inc. 5.21% due 8/08/2006	14,984,804		14,984,804
26,250,000	Wal-Mart Stores Inc. 5.23% due 9/06/2006	26,112,712		26,112,712
20,000,000	Wal-Mart Stores Inc. 5.23% due 9/12/2006	19,877,967		19,877,967
27,810,000	Wal-Mart Stores Inc. 5.24% due 9/19/2006	27,611,653		27,611,653
19,325,000	RaboBank USA Finance Corporation 5.25% due 8/08/2006	19,305,272		19,305,272
12,550,000	Dow Jones & Company, Inc. 5.33% due 8/08/2006	12,536,993		12,536,993
50,650,000	Hewlett-Packard Development Company, L.P. 5.26% due 8/09/2006	50,590,796		50,590,796
20,750,000	Sara Lee Corporation 5.35% due 8/10/2006	20,722,247		20,722,247
32,500,000	Sara Lee Corporation 5.34% due 8/14/2006	32,437,329		32,437,329
25,000,000	Sara Lee Corporation 5.38% due 9/05/2006	24,869,236		24,869,236
16,962,000	Sara Lee Corporation 5.39% due 9/05/2006	16,873,114		16,873,114
31,925,000	Canadian Wheat Board 5.20% due 8/11/2006	31,878,886		31,878,886
25,000,000	Canadian Wheat Board 5.20% due 8/14/2006	24,953,056		24,953,056
20,000,000	3M Company 5.20% due 8/11/2006	19,971,111		19,971,111
25,000,000	Caterpillar Financial Services Corporation 5.24% due 8/14/2006	24,952,694		24,952,694
25,000,000	Caterpillar Financial Services Corporation 5.23% due 8/28/2006	24,901,938		24,901,938
25,000,000	Wells Fargo Investments, LLC 5.25% due 8/18/2006	24,938,021		24,938,021
23,576,000	The Coca-Cola Company 5.22% due 8/21/2006	23,507,630		23,507,630
19,487,000	The Coca-Cola Company 5.23% due 8/21/2006	19,430,379		19,430,379
28,529,000	Pearson Plc 5.40% due 8/23/2006	28,434,854		28,434,854
25,138,000	Export Development Corporation 5.26% due 8/30/2006	25,031,485		25,031,485
23,863,000	DuPont Ei Nemour 5.22% due 8/31/2006	23,759,196		23,759,196

	Total Short-Term Investments	2,601,303,283		2,601,303,283

	Total Investments (99.87%)	$14,702,822,584	*	18,240,301,908

	Other assets in excess of liabilities (0.13%)			23,184,198

	Net Assets (100.00%)			$18,263,486,106

*         At July 31, 2006 cost is substantially identical for both book and federal income tax purposes.

Foreign Currencies	Sector/Industry Classifications

CAD -Canadian dollar	(1) Consumer Discretionary	(9) Materials
EUR - euro	(2) Consumer Staples	(10) Media
GBP - pound sterling	(3) Energy	(11) Paper and Forest Products
HKD - Hong Kong dollar	(4) Financials	(12) Precious Metals
MYR - Malaysian ringgit	(5) Government Issues	(13) Real Estate
SEK - Swedish krona	(6) Health Care	(14) Retail
SGD - Singapore dollar	(7) Holding Companies	(15) Technology and Telecommunications
	(8) Industrials	(16) Transportation

See Notes to Schedule of Investments.

(a)	Non-income producing security/commodity.

(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the nine months ended July 31, 2006.

	Purchases		Sales		Realized Gain	Dividend Income
Affiliate	Shares	Cost	Shares	Cost

Blount International, Inc.	2,529,430	$32,438,549	—	—	—	—
City e-Solutions Limited	—	—	—	—	—	$83,128
Corporacion Financiera Alba SA	40,839	1,988,575	47,962	$1,396,789	$1,212,172	435,534
Daeduck GDS Company, Limited	804,210	9,012,512	—	—	—	226,581
Deceuninck	—	—	—	—	—	358,327
East Texas Financial Services, Inc.	—	—	—	—	—	22,950
Kukdong Electric Wire Company, Limited	—	—	—	—	—	264,244
Mills Music Trust	—	—	—	—	—	113,527
Nam Yang Dairy Products Company Limited	—	—	—	—	—	51,319
NSC Groupe	—	—	—	—	—	132,116
Rayonier Inc.	1,745,649	64,833,208	—	—	—	9,056,823
Sabeton SA	—	—	—	—	—	54,424
Shaw Brothers (Hong Kong) Limited	—	—	—	—	—	193,510
Shimano Inc.	377,800	10,900,544	—	—	—	1,452,478
Société Sucrière de Pithiviers-le-Vieil	—	—	92	74,030	12,809	1,618,769
T. Hasegawa Company, Limited	590,500	9,546,886	—	—	—	—

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e)	Security for which there is less than three market makers.

(f)	In default as to principal and/or interest.

(g)	Leveraged 1½ to 1 to the price of bullion.

(h)	Leveraged 2 to 1 to the price of bullion.

(i)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2006 is shown below.

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal

Kaiser Ventures LLC	6/24/1993	—	$2.87
FINEL 9½% due 6/30/2017	6/22/2005	$14,474,400	0.96
FINEL 9½% due 10/15/2017	10/11/2005	18,067,500	0.96
Kukdong Electric Wire Company, Limited	6/18/2004	10,918,559	46.49

(j)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.
(k)	Inflation protected security.

See Notes to Schedule of Investments.

First Eagle Overseas Fund
SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks (68.79%)

	Australia and New Zealand (0.39%)
8,547,991	Spotless Group Limited (8)	$23,537,364	$29,258,940
3,804,345	News and Media NZ Limited exchangeable preference shares (10)	9,769,634	10,506,444
5,750,000	Tasman Farms (a)(c)(2)	1,054,354	1,577,341

		34,361,352	41,342,725

	Belgium (0.49%)
1,945,309	Deceuninck (c)(1)	44,793,371	51,935,198

	Brazil (0.57%)
718,436	Petroleo Brasiliero SA ADR (3)	33,865,844	59,515,238

	Canada (1.16%)
1,291,300	Aber Diamond Corporation (9)	33,227,521	43,239,236
680,080	EnCana Corporation (3)	7,193,022	36,765,125
1,529,000	Yellow Pages Income Fund (10)	17,036,741	19,957,872
1,500,000	IAMGOLD Corporation (12)	4,433,304	13,958,729
3,000,000	Catalyst Paper Corporation (a)(11)	10,065,599	8,351,376
50,000	Metallica Resources Inc. (a)(12)	59,469	155,097

		72,015,656	122,427,435

	Chile (0.25%)
2,375,300	Quinenco SA ADR (8)	15,508,046	25,878,894

	Commonwealth of Independent States (0.16%)
352,296	Firebird Fund, L.P. (a)(b)(e)(7)	353,178	12,276,725
4,919	Firebird Republic Fund, Limited Class ‘A’ (a)(b)(e)(7)	719,082	4,114,484
100,000	First NIS Regional Fund SICAV (b)(7)	1,000,000	725,000
9,000	Baltic Republic Fund (e)(7)	185,750	33,750

		2,258,010	17,149,959

	Denmark (0.41%)
380,050	Carlsberg A/S, ‘B’ (2)	13,042,854	28,040,048
225,000	Carlsberg A/S, ‘A’ (2)	9,948,430	15,483,507

		22,991,284	43,523,555

	France (15.24%)
5,448,804	Sodexho Alliance SA (1)	164,464,859	276,532,808
1,982,115	Wendel Investissement (7)	45,681,476	227,622,638
4,693,490	Vivendi Universal SA (10)	110,838,834	158,939,754
1,438,263	L’ Oréal SA (2)	107,286,274	144,131,255
1,265,000	Essilor International SA (6)	55,902,323	126,525,831
1,875,000	Rémy Cointreau SA (2)	56,931,230	94,008,656
1,275,720	Carrefour SA (2)	61,347,710	79,541,007
617,100	Neopost SA (8)	23,484,142	67,201,172
615,917	Laurent-Perrier (c)(2)	21,745,843	45,868,830
700,000	Société BIC SA (8)	27,529,842	41,999,635
172,220	Société Foncière Financière et de Participations (7)	22,591,007	34,979,019
38,750	Société Sucrière de Pithiviers-le Vieil (c)(2)	15,309,438	34,649,475
1,051,060	Télévision Française 1 SA (10)	27,663,943	33,498,470
220,000	Robertet SA (c)(2)	18,181,898	33,442,332
51,500	Robertet SA C.I. (2)	2,151,628	5,555,636
425,120	Total SA (3)	27,859,045	28,917,321
935,900	PagesJaunes Groupe SA (10)	16,649,440	26,337,276
326,670	Financière Marc de Lacharrière SA (7)	10,643,051	24,494,821
413,576	Zodiac SA (8)	22,371,720	23,699,627
275,000	Gaumont SA (10)	13,978,318	21,779,670

See Notes to Schedule of Investments.

290,857	Trigano SA (1)	14,582,366	14,304,318
749,506	Elior SCA (1)	6,157,035	13,001,750
215,390	Cap Gemini SA (15)	7,434,415	11,572,354
148,490	Accor SA (1)	6,945,237	8,759,474
3,593,581	FINEL (a)(b)(e)(i)(j)(l)(11)	9,152,131	7,115,183
300,000	Frégate SAS 2% Conv. Pfd. due 3/31/2013 (a)(e)(i)(j)(7)	3,620,400	5,275,023
264,120	Safran SA (15)	5,299,937	5,138,402
83,175	Carbone Lorraine SA (8)	1,518,117	4,356,158
26,499	NSC Groupe (8)	4,385,060	2,403,337
1,000	Société Vermandoise de Sucreries (2)	854,846	1,979,970
20,000	Didot-Bottin SA (7)	1,934,129	1,819,018
100,000	Sabeton SA (7)	1,463,142	1,571,202
4,941	Guyenne et Gascogne SA (2)	546,897	599,605
10,628	Arkema (a)(9)	—	411,902

		916,505,733	1,608,032,929

	Germany (3.10%)
917,125	Fraport AG (16)	35,695,044	66,777,522
750,000	Pfeiffer Vacuum Technology AG (c)(8)	25,104,199	48,304,881
475,000	Hornbach Holding AG Pfd. (14)	26,548,192	45,901,772
2,717,010	Deutsche Telekom AG (15)	43,950,933	41,995,574
1,405,000	Bertelsmann AG D.R.C. (10)	31,678,271	41,458,656
255,000	Axel Springer AG (10)	13,458,494	33,228,431
649,390	Vossloh AG (16)	20,929,277	31,679,781
340,086	Praktiker Bau-und Heimwerkermaerkte Holding AG (1)	5,961,070	10,065,647
569,040	Singulus Technologies (a)(8)	7,300,818	7,283,455

		210,626,298	326,695,719

	Hong Kong (1.45%)
6,750,000	Guoco Group Limited (7)	49,304,815	80,789,946
20,749,500	Shaw Brothers (Hong Kong) Limited (c)(10)	20,005,022	39,949,360
7,000,000	Hopewell Holdings Limited (13)	7,763,618	19,954,570
10,000,000	SmarTone Telecommunications Holdings Limited (15)	11,260,665	9,446,407
11,250,000	City e-Solutions Limited (1)	336,425	1,245,150
12,000,000	China-Hong Kong Photo Products Holdings Limited (1)	949,952	1,127,391
10,000,000	Lerado Group Holding Company Limited (1)	1,533,725	669,228

		91,154,222	153,182,052

	India (0.48%)
4,250,000	Hindustan Lever Limited (2)	11,835,191	21,268,280
1,150,000	Tata Motors Limited (1)	11,635,888	18,351,774
482,001	Nestlé India Limited (2)	6,511,864	10,361,985

		29,982,943	49,982,039

	Indonesia (0.03%)
4,500,000	PT Bat Indonesia Tbk (a)(c)(2)	4,735,462	2,906,817

	Italy (1.85%)
4,858,626	Italcementi S.p.A. RNC (9)	41,848,298	78,262,816
865,000	Italmobiliare S.p.A. RNC (9)	20,885,294	62,098,246
7,325,000	Gewiss S.p.A. (c)(8)	29,406,314	55,112,465

		92,139,906	195,473,527

	Japan (15.65%)
5,970,460	Toyota Motor Corporation (1)	256,398,535	315,508,939
5,000,000	Shimano Inc. (1)	83,968,600	150,425,114
2,734,800	Secom Company, Limited (8)	107,133,514	133,311,812
16,907,700	Aioi Insurance Company, Limited (4)	61,282,138	131,664,060
2,247,000	Ono Pharmaceutical Company, Limited (6)	90,875,008	110,317,070
11,956,430	NIPPONKOA Insurance Company, Limited (4)	58,951,532	98,841,907
1,603,700	Kose Corporation (2)	47,374,529	53,981,094
2,244,230	Nitto Kohki Company, Limited (c)(8)	37,868,362	52,448,541
1,667,400	Olympus Corporation (6)	37,525,460	47,982,734
2,078,600	Toho Company, Limited (10)	20,987,632	43,411,790
2,924,991	T. Hasegawa Company, Limited (c)(2)	38,402,243	41,601,572
3,189,600	Mitsui Sumitomo Insurance Company, Limited (4)	15,084,508	37,549,248
1,514,990	Mandom Corporation (c)(2)	30,105,086	37,255,477

See Notes to Schedule of Investments.

1,000,000	Fuji Photo Film Company, Limited (1)	29,054,325	33,660,344
260,580	Hirose Electric Company, Limited (15)	31,620,852	33,585,109
881,200	Meitec Corporation (8)	28,412,325	28,739,376
200,000	Nippon Television Network Corporation (10)	28,448,858	25,498,147
1,549,400	Nissin Healthcare Food Service Company, Limited (2)	27,624,267	22,090,857
450,000	Canon Inc. (15)	15,750,090	21,621,975
807,000	Shimachu Company Limited (14)	16,965,249	21,182,211
1,000,000	Chofu Seisakusho Company, Limited (1)	14,518,405	20,405,494
480,520	Astellas Pharma Inc. (6)	19,668,779	19,107,663
1,397,200	Seikagaku Corporation (6)	8,770,523	15,473,678
225,300	Mabuchi Motor Company, Limited (15)	13,462,591	15,128,058
531,900	Fuji Seal International (9)	14,055,358	14,146,893
500,000	Aderans Company, Limited (2)	9,598,197	14,083,279
860,600	Maezawa Kasei Industries Company, Limited (c)(8)	15,225,469	13,200,745
100,000	ASAHI Broadcasting Corporation (10)	6,141,481	13,080,445
427,500	SK Kaken Company, Limited (8)	7,390,751	12,339,438
475,000	Matsumoto Yushi-Seiyaku Company, Limited (9)	11,518,365	12,053,630
535,100	Ariake Japan Company, Limited (2)	11,918,772	11,852,226
1,000,000	Sansei Yusoki Company, Limited (c)(8)	8,885,636	8,502,289
284,350	Shoei Company, Limited (7)	1,376,325	8,207,530
493,100	Yomeishu Seizo Company, Limited (2)	3,118,626	5,224,474
730,000	Shingakukai Company, Limited (1)	6,128,280	5,219,969
181,860	Icom Inc. (15)	3,759,004	4,995,500
125,770	Makita Corporation (1)	3,237,704	4,123,786
325,000	Sonton Food Industry Company, Limited (2)	3,298,777	3,287,552
168,350	Cosel Company, Limited (8)	2,997,273	3,097,611
220,270	Wacoal Holdings Corporation (2)	1,621,879	2,871,625
37,100	Tachihi Enterprise Company, Limited (13)	1,374,762	1,552,910
55,700	Nagaileben Company, Limited (6)	1,075,560	1,185,158
106,500	Iino Kaiun Kaisha, Limited (16)	145,456	813,551

		1,233,121,086	1,650,630,881

	Mexico (1.07%)
7,968,780	Industrias Peñoles, SA de C.V. (12)	9,169,983	64,050,332
10,348,270	Grupo Modelo SA de C.V. (2)	38,252,935	45,446,116
93,050	Grupo Aeroportuario del Pacifico SA de C.V. ADR (16)	1,954,050	2,784,987

		49,376,968	112,281,435

	Netherlands (1.99%)
2,668,019	Heineken Holding NV (2)	68,378,321	107,560,503
564,948	Hal Trust NV (7)	16,178,190	38,609,055
1,000,000	Koninklijke Grolsch NV (c)(2)	23,826,083	37,044,600
825,000	Telegraaf Media Groep NV (10)	14,452,839	22,426,034
299,620	Wegener NV (10)	2,070,144	4,263,663

		124,905,577	209,903,855

	Singapore (1.47%)
15,104,850	Haw Par Corporation Limited (c)(8)	38,068,723	54,060,370
16,847,500	Fraser & Neave Limited (2)	20,643,694	43,115,257
16,750,000	Singapore Airport Terminal Services Limited (16)	20,204,311	22,600,006
10,000,000	United Overseas Land Limited (7)	12,162,423	18,243,436
17,549,625	ComfortDelgro Corporation Limited (16)	6,946,456	17,342,296

		98,025,607	155,361,365

	South Africa (0.79%)
1,640,250	Gold Fields Limited ADR (12)	18,963,013	34,199,213
5,650,000	Mvelaphanda Resources Limited (a)(12)	19,564,905	28,642,508
1,440,280	Harmony Gold Mining Company, Limited ADR (a)(12)	15,489,766	20,596,004

		54,017,684	83,437,725

	South Korea (6.00%)
437,510	Samsung Electronics Company, Limited Pfd. (15)	80,372,730	208,196,309
118,970	Samsung Electronics Company, Limited (15)	76,836,183	75,734,227
57,630	Lotte Confectionery Company, Limited (2)	28,238,265	74,217,255
2,973,948	SK Telecom Company, Limited ADR (15)	62,092,648	69,620,123
977,545	KT&G Corporation (2)	24,613,147	58,953,609

See Notes to Schedule of Investments.

336,900	SK Corporation (3)	21,428,778	23,598,168
741,500	Fursys Inc. (c)(8)	5,637,805	20,767,590
22,950	Nam Yang Dairy Products Company, Limited (2)	4,912,653	16,652,026
212,920	Honam Petrochemical (9)	10,808,957	10,734,057
225,000	Kukdong Electric Wire Company, Limited (c)(e)(i)(j)(15)	3,821,270	10,459,638
373,110	Samsung Corporation (15)	10,500,828	10,449,893
591,500	Kangwon Land Inc. (1)	8,751,592	10,435,321
1,087,440	Daeduck Electronics Company, Limited (15)	7,707,302	9,620,844
28,850	Nam Yang Dairy Products Company, Limited Pfd. (2)	479,094	8,744,713
1,042,250	Daeduck GDS Company, Limited (c)(15)	8,149,986	8,184,352
1,111,890	Dong Ah Tire & Rubber Company, Limited (1)	4,731,509	6,682,283
2,515,000	Nexans Korea Limited (c)(e)(i)(j)(8)	2,949,159	5,161,135
110,810	Hankuk Paper Manufacturing Company, Limited (11)	5,119,456	3,097,714
28,920	Daekyo Company, Limited Pfd. (1)	1,159,606	1,026,477
104,237	Sam-A Pharmaceutical Company, Limited (6)	868,268	801,068

		369,179,236	633,136,802

	Spain (1.45%)
2,434,981	Corporacion Financiera Alba SA (7)	51,198,436	133,997,959
407,790	Altadis SA (2)	11,538,297	19,299,751

		62,736,733	153,297,710

	Switzerland (8.28%)
937,775	Nestlé SA (2)	251,058,219	307,257,988
2,414,958	Pargesa Holding SA (7)	136,885,700	230,556,624
2,617,672	Kuehne & Nagel International AG (16)	31,611,502	174,405,122
1,782	Lindt & Spruengli AG (2)	11,801,214	37,956,636
23,500	Sika AG (a)(9)	4,229,788	27,056,267
385,300	Schindler Holding PC (8)	7,460,045	20,662,035
4,715	Metall Zug PC AG (1)	4,971,624	18,771,887
35,000	Edipresse SA (10)	11,616,314	16,039,001
616,270	Micronas Semiconductor Holding AG (a)(15)	23,527,827	13,269,271
78,857	Affichage Holding (10)	8,596,169	11,468,944
4,459	Zehnder Group AG - B (8)	4,577,161	7,137,298
7,000	Hilti AG (a)(e)(i)(j)(8)	4,485,845	5,118,830
10,000	PubliGroupe SA (10)	1,436,389	3,331,302

		502,257,797	873,031,205

	Taiwan (0.10%)
10,718,860	Phoenixtec Power Company Limited (8)	10,808,715	10,785,636

	Thailand (0.02%)
250,000	The Oriental Hotel Public Company Limited (1)	1,152,073	2,357,369

	United Kingdom (4.73%)
25,005,775	Tesco Plc (2)	146,927,573	167,934,362
40,007,809	Vodafone Group Plc (15)	86,420,724	86,883,655
1,796,340	Anglo American Plc (12)	38,340,948	75,000,891
9,151,440	Millennium & Copthorne Hotel Plc (1)	42,872,130	71,204,066
3,705,780	Spirax-Sarco Engineering Plc (8)	27,715,395	60,505,021
5,000,000	McBride Plc (2)	6,379,400	15,505,238
300,000	Amdocs Limited (a)(15)	6,197,557	10,884,000
3,146,000	JZ Equity Partners, Plc (4)	5,873,374	9,755,896
775,000	Trans-Siberian Gold Limited (a) (12)	1,123,590	1,353,673

		361,850,691	499,026,802

	United States (1.49%)
5,332,285	News Corporation, Class ‘A’ (10)	80,617,364	102,593,163
765,210	Newmont Mining Corporation Holding Company (12)	15,712,586	39,201,708
34,500	Third Avenue Global Value Fund,L.P. (a)(b)(e)(7)	3,450,000	6,368,308
213,257	Liberty Global Inc. Series ‘C’ (a)(10)	3,113,500	4,516,783
204,117	Liberty Global Inc. (a)(10)	3,229,794	4,459,956
14,083	Security Capital European Realty (a)(e)(13)	281,660	221,948

		106,404,904	157,361,866

	Miscellaneous (0.17%)
1,094,523	Banco Latinoamericano de Exportaciones SA ADR (4)	13,960,676	17,950,177

See Notes to Schedule of Investments.

		Total Common and Preferred Stocks	4,558,735,874	7,256,608,915

Ounces

		Commodity (3.19%)
	529,280	Gold bullion (a)	263,943,726	336,595,872

Principal Amount

		Notes, Bonds and Convertible Bonds (6.25%)
		Gold-Linked Notes (0.48%)
	$1,310,000	HSBC Gold-Linked Note 0% due 8/09/2006 (a)(b)(d)(e)(g)(12)	1,310,000	2,195,953
	1,363,000	HSBC Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(g)(12)	1,363,000	2,233,684
	1,332,000	HSBC Gold-Linked Note 0% due 8/16/2006 (a)(b)(d)(e)(g)(12)	1,332,000	2,216,981
	600,000	HSBC Gold-Linked Note 0% due 9/07/2006 (a)(b)(d)(e)(g)(12)	600,000	998,880
	637,000	HSBC Gold-Linked Note 0% due 9/14/2006 (a)(b)(d)(e)(g)(12)	637,000	1,024,869
	310,000	HSBC Gold-Linked Note 0% due 9/20/2006 (a)(b)(d)(e)(g)(12)	310,000	498,263
	692,000	HSBC Gold-Linked Note 0% due 10/13/2006 (a)(b)(d)(e)(g)(12)	692,000	1,031,841
	979,000	HSBC Gold-Linked Note 0% due 11/06/2006 (a)(b)(d)(e)(g)(12)	979,000	1,461,843
	1,950,000	HSBC Gold-Linked Note 0% due 11/13/2006 (a)(b)(d)(e)(g)(12)	1,950,000	2,996,565
	2,023,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(g)(12)	2,023,000	2,840,890
	673,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(g)(12)	673,000	958,958
	1,250,000	UBS Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(g)(12)	1,250,000	2,142,829
	1,350,000	UBS Gold-Linked Note 0% due 8/18/2006 (a)(b)(d)(e)(g)(12)	1,350,000	2,212,738
	1,250,000	UBS Gold-Linked Note 0% due 8/24/2006 (a)(b)(d)(e)(g)(12)	1,250,000	2,105,739
	1,250,000	UBS Gold-Linked Note 0% due 8/25/2006 (a)(b)(d)(e)(g)(12)	1,250,000	2,018,408
	1,600,000	UBS Gold-Linked Note 0% due 9/13/2006 (a)(b)(d)(e)(g)(12)	1,600,000	2,685,050
	1,250,000	UBS Gold-Linked Note 0% due 11/01/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,860,190
	1,200,000	UBS Gold-Linked Note 0% due 11/03/2006 (a)(b)(d)(e)(g)(12)	1,200,000	1,824,647
	1,600,000	UBS Gold-Linked Note 0% due 11/15/2006 (a)(b)(d)(e)(g)(12)	1,600,000	2,465,957
	2,150,000	UBS Gold-Linked Note 0% due 12/20/2006 (a)(b)(d)(e)(g)(12)	2,150,000	2,926,717
	1,350,000	UBS Gold-Linked Note 0% due 12/21/2006 (a)(b)(d)(e)(g)(12)	1,350,000	1,783,458
	1,350,000	UBS Gold-Linked Note 0% due 12/28/2006 (a)(b)(d)(e)(g)(12)	1,350,000	1,750,745
	1,400,000	UBS Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(h)(12)	1,400,000	2,166,624
	1,500,000	UBS Gold-Linked Note 0% due 1/11/2007 (a)(b)(d)(e)(h)(12)	1,500,000	2,116,416
	2,900,000	UBS Gold-Linked Note 0% due 1/12/2007 (a)(b)(d)(e)(h)(12)	2,900,000	4,152,491

			33,269,000	50,670,736

		U.S. Dollar Notes and Bonds (0.03%)
	1,000,000	YPF Sociedad Anonima SA 9 1/8% due 2/24/2009 (3)	855,778	1,057,500
	2,000,000	Legrand SA 8½% due 2/15/2025 (8)	2,064,610	2,290,000

			2,920,388	3,347,500

		U.S. Dollar Convertible Bonds (0.00%)
	2,000,000	Medya International Limited 10% due 6/28/2049 (e)(f)(j)(10)	1,987,057	20,000

		Non U.S. Dollar Notes and Bonds (5.71%)
SGD	24,900,000	Singapore Government 2 5/8% due 10/01/2007 (5)	15,010,911	15,738,696
SGD	56,842,000	Singapore Government 2 3/8% due 10/01/2009 (5)	34,179,700	35,194,115
CAD	16,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	10,471,280	14,999,390
HKD	67,500,000	Hong Kong Government 3.57% due 12/17/2007 (5)	8,824,432	8,620,817
HKD	164,250,000	Hong Kong Government 3.34% due 12/19/2008 (5)	20,821,651	20,728,267
HKD	37,100,000	Hong Kong Government 2.52% due 3/24/2009 (5)	4,623,220	4,573,181
EUR	9,766,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	9,466,462	12,827,510
GBP	11,000,000	EMI Group Plc 8¼% due 5/20/2008 (10)	17,142,332	21,987,549
EUR	7,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (10)	8,728,979	10,682,258
EUR	2,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	2,937,242	3,560,753
SEK	55,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	7,899,110	9,422,707
EUR	3,000,000	Independent News & Media Plc 8% due 12/15/2008 (10)	3,626,220	4,129,196
EUR	5,500,000	Independent News & Media Plc 5¾% due 5/17/2009 (10)	5,935,897	7,140,219
MYR	50,260,000	Malaysian Government 4.305% due 2/27/2009 (5)	13,338,209	13,802,392
MYR	56,664,000	Malaysian Government 3.756% due 4/28/2011 (5)	15,191,734	15,138,049
EUR	49,345,199	Republic of France O.A.T. I/L 3% due 7/25/2009 (k)(5)	58,389,509	65,560,446
EUR	121,702,565	Republic of France O.A.T. I/L 3% due 7/25/2012 (k)(5)	165,192,372	167,975,595
EUR	1,250,000	Rémy Cointreau SA 6½% due 7/01/2010 (b)(2)	1,425,323	1,668,604
EUR	22,300,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	27,321,855	25,210,128
GBP	1,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	1,678,376	1,937,617

See Notes to Schedule of Investments.

GBP	8,425,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	13,026,521	17,073,900
EUR	21,600,000	UPC Holding BV 8 5/8% due 1/15/2014 (b)(10)	25,479,330	27,246,942
EUR	33,100,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	38,255,270	40,009,286
EUR	28,800,000	Ray Acquisition SCA 9 3/8% due 3/15/2015 (b)(8)	34,578,817	39,778,236
EUR	8,000,000	FINEL 9½% due 6/30/2017 (b)(e)(i)(j)(11)	9,649,600	7,664,400
EUR	10,000,000	FINEL 9½% due 10/15/2017 (b)(e)(i)(j)(11)	12,045,000	9,580,500

			565,239,352	602,250,753

		Non U.S. Dollar Convertible Bond (0.03%)
EUR	243,500	Havas SA 4% due 1/01/2009 (10)	1,986,854	3,385,372

		Total Notes, Bonds and Convertible Bonds	605,402,651	659,674,361

		Short-Term Investments (21.70%)
	$32,500,000	Nestlé Capital Corporation 5.05% due 8/01/2006	32,500,000	32,500,000
	26,582,000	Nestlé Capital Corporation 5.22% due 8/04/2006	26,570,437	26,570,437
	30,000,000	Nestlé Capital Corporation 5.11% due 8/11/2006	29,957,417	29,957,417
	21,700,000	Nestlé Capital Corporation 5.22% due 8/16/2006	21,652,803	21,652,803
	25,000,000	Nestlé Capital Corporation 5.22% due 8/16/2006	24,945,625	24,945,625
	25,000,000	Nestlé Capital Corporation 5.25% due 8/17/2006	24,941,667	24,941,667
	25,000,000	Nestlé Capital Corporation 5.24% due 8/21/2006	24,927,222	24,927,222
	20,000,000	Nestlé Capital Corporation 5.22% due 8/23/2006	19,936,200	19,936,200
	25,000,000	Nestlé Capital Corporation 5.27% due 9/26/2006	24,794,861	24,794,861
	30,000,000	ConocoPhillips Company 5.36% due 8/01/2006	30,000,000	30,000,000
	18,947,000	ConocoPhillips Company 5.33% due 8/01/2006	18,947,000	18,947,000
	27,500,000	L’Oréal SA 5.30% due 8/01/2006	27,500,000	27,500,000
	25,000,000	BMW US Capital LLC 5.23% due 8/01/2006	25,000,000	25,000,000
	25,000,000	BMW US Capital LLC 5.23% due 8/02/2006	24,996,368	24,996,368
	18,795,000	Hitachi Limited 5.25% due 8/01/2006	18,795,000	18,795,000
	30,000,000	Hitachi Limited 5.25% due 8/04/2006	29,986,875	29,986,875
	15,000,000	Hitachi Limited 5.26% due 8/15/2006	14,969,317	14,969,317
	26,500,000	Hitachi Limited 5.37% due 9/05/2006	26,361,648	26,361,648
	14,358,000	American Express Credit Corporation 5.10% due 8/01/2006	14,358,000	14,358,000
	30,000,000	American Express Credit Corporation 5.25% due 8/11/2006	29,956,250	29,956,250
	30,000,000	American Express Credit Corporation 5.31% due 8/25/2006	29,893,800	29,893,800
	25,000,000	American Express Credit Corporation 5.30% due 8/28/2006	24,900,625	24,900,625
	30,000,000	American Express Credit Corporation 5.25% due 8/31/2006	29,868,750	29,868,750
	15,959,000	American Express Credit Corporation 5.31% due 9/08/2006	15,869,550	15,869,550
	27,115,000	American Express Credit Corporation 5.30% due 9/15/2006	26,935,363	26,935,363
	20,649,000	American Express Credit Corporation 5.25% due 9/26/2006	20,480,367	20,480,367
	20,000,000	The Republic of Austria 5.19% due 8/02/2006	19,997,117	19,997,117
	2,051,000	The Republic of Austria 5.19% due 8/02/2006	2,050,704	2,050,704
	25,000,000	The Republic of Austria 5.18% due 8/04/2006	24,989,208	24,989,208
	16,116,000	The Republic of Austria 5.18% due 8/07/2006	16,102,087	16,102,087
	25,000,000	The Republic of Austria 5.18% due 8/09/2006	24,971,222	24,971,222
	21,841,000	The Republic of Austria 5.18% due 8/09/2006	21,815,859	21,815,859
	20,000,000	The Republic of Austria 5.19% due 8/11/2006	19,971,167	19,971,167
	15,393,000	The Republic of Austria 5.21% due 8/16/2006	15,359,584	15,359,584
	20,000,000	Unilever Capital Corporation 5.20% due 8/02/2006	19,997,111	19,997,111
	25,000,000	Unilever Capital Corporation 5.21% due 8/11/2006	24,963,819	24,963,819
	15,000,000	Unilever Capital Corporation 5.25% due 8/28/2006	14,940,938	14,940,938
	15,000,000	Emerson Electric Company 5.23% due 8/02/2006	14,997,821	14,997,821
	12,000,000	Pitney Bowes Inc. 5.21% due 8/02/2006	11,998,263	11,998,263
	28,674,000	Siemens AG 5.04% due 8/03/2006	28,665,971	28,665,971
	30,000,000	Siemens AG 5.20% due 8/08/2006	29,969,667	29,969,667
	63,923,000	Siemens AG 5.21% due 8/09/2006	63,848,992	63,848,992
	25,000,000	Siemens AG 5.21% due 8/10/2006	24,967,438	24,967,438
	13,000,000	Siemens AG 5.25% due 8/14/2006	12,975,354	12,975,354
	25,000,000	Siemens AG 5.25% due 8/15/2006	24,948,958	24,948,958
	25,000,000	Siemens AG 5.24% due 8/17/2006	24,941,778	24,941,778
	25,000,000	Siemens AG 5.27% due 8/29/2006	24,897,528	24,897,528
	27,900,000	Siemens AG 5.26% due 9/07/2006	27,749,170	27,749,170
	18,952,000	Henkel Corporation 5.28% due 8/03/2006	18,946,441	18,946,441
	12,224,000	Henkel Corporation 5.16% due 8/09/2006	12,209,983	12,209,983
	25,000,000	Henkel Corporation 5.32% due 8/16/2006	24,944,583	24,944,583
	15,000,000	BellSouth Corporation 5.24% due 8/03/2006	14,995,633	14,995,633
	24,300,000	BellSouth Corporation 5.24% due 8/04/2006	24,289,389	24,289,389
	20,000,000	BellSouth Corporation 5.25% due 8/07/2006	19,982,500	19,982,500

See Notes to Schedule of Investments.

25,000,000	BellSouth Corporation 5.29% due 8/29/2006	24,897,139		24,897,139
23,852,000	BellSouth Corporation 5.29% due 8/31/2006	23,746,852		23,746,852
28,429,000	BellSouth Corporation 5.28% due 9/01/2006	28,299,743		28,299,743
18,141,000	BellSouth Corporation 5.30% due 9/01/2006	18,058,206		18,058,206
2,497,000	BellSouth Corporation 5.31% due 9/20/2006	2,478,585		2,478,585
9,750,000	7-Eleven Inc. 5.23% due 8/04/2006	9,745,751		9,745,751
25,500,000	7-Eleven Inc. 5.25% due 8/08/2006	25,473,969		25,473,969
20,000,000	7-Eleven Inc. 5.23% due 8/09/2006	19,976,756		19,976,756
25,000,000	The Coca-Cola Company 5.19% due 8/07/2006	24,978,375		24,978,375
20,857,000	European Investment Bank 5.18% due 8/07/2006	20,838,993		20,838,993
25,000,000	European Investment Bank 5.19% due 8/07/2006	24,978,375		24,978,375
24,543,000	European Investment Bank 5.19% due 8/07/2006	24,521,770		24,521,770
20,000,000	European Investment Bank 5.19% due 8/11/2006	19,971,167		19,971,167
20,000,000	European Investment Bank 5.20% due 8/11/2006	19,971,111		19,971,111
20,765,000	Atlantic Asset Security 5.20% due 8/07/2006	20,747,004		20,747,004
12,073,000	Atlantic Asset Security 5.21% due 8/07/2006	12,062,517		12,062,517
18,625,000	Merrill Lynch & Company Inc. 5.11% due 8/07/2006	18,609,138		18,609,138
30,000,000	General Electric Capital Corporation 5.12% due 8/08/2006	29,970,133		29,970,133
15,496,000	General Electric Capital Corporation 5.21% due 8/08/2006	15,480,302		15,480,302
25,000,000	General Electric Capital Corporation 5.21% due 8/14/2006	24,952,965		24,952,965
28,557,000	General Electric Capital Corporation 5.29% due 9/22/2006	28,338,793		28,338,793
20,000,000	Sara Lee Corporation 5.33% due 8/08/2006	19,979,272		19,979,272
20,750,000	Sara Lee Corporation 5.35% due 8/10/2006	20,722,247		20,722,247
32,500,000	Sara Lee Corporation 5.34% due 8/14/2006	32,437,329		32,437,329
19,700,000	Wal-Mart Stores Inc. 5.21% due 8/08/2006	19,680,043		19,680,043
26,250,000	Wal-Mart Stores Inc. 5.23% due 9/06/2006	26,112,713		26,112,713
20,000,000	Wal-Mart Stores Inc. 5.23% due 9/12/2006	19,877,967		19,877,967
27,810,000	Wal-Mart Stores Inc. 5.24% due 9/19/2006	27,611,652		27,611,652
19,325,000	RaboBank USA Finance Corporation 5.25% due 8/08/2006	19,305,272		19,305,272
9,806,000	Vulcan Materials Company 5.26% due 8/08/2006	9,795,971		9,795,971
30,000,000	Hewlett-Packard Development Company, L.P. 5.26% due 8/09/2006	29,964,933		29,964,933
20,650,000	Hewlett-Packard Development Company, L.P. 5.26% due 8/09/2006	20,625,862		20,625,862
25,000,000	Caterpillar Financial Services Corporation 5.24% due 8/14/2006	24,952,694		24,952,694
25,000,000	Caterpillar Financial Services Corporation 5.23% due 8/28/2006	24,901,938		24,901,938
21,000,000	Caterpillar Financial Services Corporation 5.22% due 8/09/2006	20,975,640		20,975,640
11,711,000	Air Products and Chemicals Inc. 5.25% due 8/10/2006	11,695,629		11,695,629
20,529,000	Canadian Wheat Board 5.20% due 8/11/2006	20,499,347		20,499,347
17,000,000	3M Company 5.20% due 8/11/2006	16,975,444		16,975,444
25,000,000	Colgate-Palmolive Company 5.21% due 8/14/2006	24,952,965		24,952,965
15,513,000	AT&T Corporation 5.30% due 8/14/2006	15,483,310		15,483,310
21,646,000	AT&T Corporation 5.26% due 8/16/2006	21,598,559		21,598,559
13,228,000	AT&T Corporation 5.29% due 8/22/2006	13,187,181		13,187,181
25,000,000	AT&T Corporation 5.31% due 8/28/2006	24,900,438		24,900,438
25,000,000	Wells Fargo Investments, LLC 5.25% due 8/18/2006	24,938,020		24,938,020
20,735,000	Pearson Plc 5.40% due 8/18/2006	20,682,126		20,682,126
28,528,000	Pearson Plc 5.40% due 8/23/2006	28,433,858		28,433,858
8,250,000	DuPont Ei Nemour 5.22% due 8/21/2006	8,226,075		8,226,075
23,862,000	DuPont Ei Nemour 5.22% due 8/31/2006	23,758,200		23,758,200
29,834,000	Export Development Corporation 5.26% due 8/30/2006	29,707,587		29,707,587

	Total Short-Term Investments	2,289,613,346		2,289,613,346

	Total Investments (99.93%)	$7,717,695,597	*	10,542,492,494

	Other assets in excess of liabilities (0.07%)			7,289,186

	Net Assets (100.00%)			$10,549,781,680

*         At July 31, 2006 cost is substantially identical for both book and federal income tax purposes.

Foreign Currencies		Sector/Industry Classifications

CAD -	Canadian dollar	(1) Consumer Discretionary	(9) Materials
EUR -	euro	(2) Consumer Staples	(10) Media

See Notes to Schedule of Investments.

GBP -	pound sterling	(3) Energy	(11) Paper and Forest Products
HKD -	Hong Kong dollar	(4) Financials	(12) Precious Metals
MYR -	Malaysian ringgit	(5) Government Issues	(13) Real Estate
SEK -	Swedish krona	(6) Health Care	(14) Retail
SGD -	Singapore dollar	(7) Holding Companies	(15) Technology and Telecommunications
		(8) Industrials	(16) Transportation

(a)	Non-income producing security/commodity.

(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the nine months ended July 31, 2006.

	Purchases		Sales		Realized Gain	Dividend Income
Affiliate	Shares	Cost	Shares	Cost

Daeduck GDS Company, Limited	376,200	$3,989,607	—	—	—	$192,259
Deceuninck	—	—	—	—	—	459,217
Finel SA (l)	—	—	—	—	—	—
Fursys Inc.	91,500	2,999,833	—	—	—	214,430
Gewiss S.p.A.	—	—	—	—	—	546,296
Haw Par Corporation Limited	—	—	—	—	—	1,252,915
Koninklijke Grolsch NV	—	—	—	—	—	587,790
Kukdong Electric Wire Company, Limited	—	—	—	—	—	111,339
Laurent-Perrier	4,333	221,073	—	—	—	660,039
Maezawa Kasei Industries Company, Limited	—	—	—	—	—	113,195
Mandom Corporation	—	—	—	—	—	362,304
Nexans Korea Limited	—	—	—	—	—	352,494
Nitto Kohki Company, Limited	33,280	738,272	69,100	$1,422,458	$541,846	1,025,579
Pfeiffer Vacuum Technology AG	—	—	—	—	—	379,492
PT Bat Indonesia Tbk	—	—	—	—	—	88,836
Robertet SA	25,000	3,929,893	—	—	—	55,801
Sansei Yusoki Company, Limited	—	—	—	—	—	160,609
Shaw Brothers (Hong Kong) Limited	—	—	—	—	—	1,059,285
Société Sucrière de Pithiviers-le Vieil	—	—	—	—	—	—
T. Hasegawa Company, Limited	—	—	—	—	—	—
Tasman Farms	—	—	—	—	—	—

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e)	Security for which there is less than three market makers.

(f)	In default as to principal and interest.

(g)	Leveraged 1½ to 1 to the price of gold bullion.

(h)	Leveraged 2 to 1 to the price of gold bullion.

(i)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2006 is shown below.

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal

FINEL (l)	7/14/1999	$2,407,421	$1.98
FINEL 9½% due 6/30/2017	6/22/2005	9,649,600	0.96
FINEL 9½% due 10/15/2017	10/11/2005	12,045,000	0.96
Fregaté SAS 2% Conv. Pfd. due 3/31/2013	4/30/2004	3,620,400	17.58
Hilti AG	11/30/2001	4,485,845	731.26
Kukdong Electric Wire Company, Limited	2/20/2004	3,821,270	46.49
Nexans Korea Limited	9/19/2003	5,439,879	2.05

(j)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

(k)	Inflation protected security.

(l)	Held through Financiere Bleue, LLC.

See Notes to Schedule of Investments.

First Eagle U.S. Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks-U.S. (57.32%)

	Consumer Discretionary (4.28%)
259,220	McDonald’s Corporation	$7,443,923	$9,173,796
129,710	Weyco Group, Inc.	2,262,417	3,002,787
36,260	Nike Inc. Class ‘B’	2,899,794	2,864,540
59,150	International Speedway Corporation	2,677,438	2,676,538
70,000	Hampshire Group, Limited (a)	1,171,963	1,155,700
8,000	Allen Organ Company, Class ‘B’	307,040	604,000
600	St. John Knits International Inc. (a)	18,600	17,400

		16,781,175	19,494,761

	Consumer Staples (2.80%)
127,054	Anheuser-Busch Companies Inc.	5,601,727	6,117,650
168,915	Seneca Foods Corporation (a)	2,542,171	4,116,459
50,000	Seneca Foods Corporation 0% Conv. Pfd. due 12/31/2049 (a)(f)	752,500	1,218,500
20,397	HJ Heinz Company	694,551	856,062
5,710	Altria Group Inc.	228,598	456,629

		9,819,547	12,765,300

	Energy (4.29%)
119,928	ConocoPhillips Company	4,247,616	8,231,858
107,670	San Juan Basin	3,989,231	4,347,715
47,930	Apache Corporation	3,284,463	3,377,627
50,000	CNX Gas Corporation (a)	800,000	1,353,000
24,310	Murphy Oil Corporation	1,239,579	1,250,993
12,241	SEACOR Holdings Inc. (a)	631,754	995,805

		14,192,643	19,556,998

	Financials (0.30%)
60,000	Interpool Inc.	1,083,544	1,207,200
10,000	First Internet Bancorp (a)	170,300	167,000

		1,253,844	1,374,200

	Health Care (4.33%)
211,350	Johnson & Johnson Inc.	12,899,158	13,219,942
111,270	Bausch & Lomb Inc.	5,230,272	5,263,072
40,000	Dentsply International Inc.	580,150	1,252,000

		18,709,580	19,735,014

	Holding Companies (3.77%)
177	Berkshire Hathaway Inc., Class ‘A’ (a)	14,783,882	16,213,200
557	Case Pomeroy & Company, Inc., Class ‘A’	538,848	962,218

		15,322,730	17,175,418

	Industrials (8.07%)
357,340	Tyco International Limited	8,842,987	9,323,001
237,990	UniFirst Corporation	6,278,653	7,399,109
569,343	Blount International Inc. (a)	7,267,682	6,205,839
173,960	Waste Management Inc.	4,961,709	5,980,745
48,980	Manpower Inc.	2,059,795	2,913,330
73,475	Banta Corporation	2,921,328	2,595,872
153,760	Cendant Corporation (a)	2,633,062	2,307,938
5,000	Hardinge Inc.	54,150	69,341

		35,019,366	36,795,175

	Materials (0.45%)
135,560	Tronox Inc. Class ‘A’	1,930,463	1,773,125
426	Central Steel & Wire Company	167,885	268,806

		2,098,348	2,041,931

	Media (9.63%)
551,043	Liberty Media Holding Corporation - Interactive (a)	9,874,290	9,075,678
86,074	Liberty Media Holding Corporation - Capital (a)	5,746,317	7,024,499

See Notes to Schedule of Investments.

70,610	Omnicom Inc. - Class B	6,426,475	6,249,691
104,900	Comcast Corporation-Special Class ‘A’ (a)	2,946,791	3,595,972
182,295	News Corporation Class ‘A’	2,889,189	3,507,356
107,835	Clear Channel Communications, Inc.	3,393,174	3,121,823
111,170	CBS Corporation Class “B”	2,881,361	3,049,393
250,030	Interpublic Group of Companies, Inc. (a)	2,557,769	2,047,746
92,500	Valassis Communications, Inc. (a)	2,650,498	1,899,025
50,000	Dow Jones & Company Inc.	1,831,509	1,752,000
33,410	Viacom Inc. - Class ‘B’ (a)	1,141,884	1,164,339
32,694	Liberty Global Inc.(a)	551,509	714,364
33,156	Liberty Global Inc. Series ‘C’ (a)	514,716	702,244

		43,405,482	43,904,130

	Paper and Forest Products (3.21%)
299,280	Rayonier Inc.	8,854,860	11,914,337
77,835	Plum Creek Timber Company, Inc.	2,277,954	2,651,060
1,540	Deltic Timber Corporation	35,529	76,045

		11,168,343	14,641,442

	Precious Metals (1.06%)
94,570	Newmont Mining Corporation Holding Company	4,182,032	4,844,821

	Real Estate (0.02%)
1,595	Prologis Trust 8.54% Pfd. Series ‘C’	82,039	89,420

	Retail (6.18%)
190,220	Costco Wholesale Corporation	7,212,927	10,036,007
178,770	Wal-Mart Stores, Inc.	8,067,936	7,955,265
103,190	Tiffany & Company	3,166,658	3,259,772
55,970	The Sherwin-Williams Company	1,866,582	2,832,082
55,000	Dillard’s Inc., Class ‘A’	798,967	1,651,650
44,860	Barnes & Noble, Inc.	1,416,591	1,503,707
8,380	Autozone Inc. (a)	774,200	736,351
6,230	Federated Department Stores Inc.	115,998	218,735

		23,419,859	28,193,569

	Technology and Telecommunications (6.36%)
571,745	Microsoft Corporation	13,787,207	13,739,032
483,140	Intel Corporation	9,124,753	8,696,520
191,680	Sprint Nextel Corporation	4,252,388	3,795,264
150,000	American Power Conversion Corporation	2,325,204	2,532,000
5,558	Embarq Corporation (a)	265,575	251,500

		29,755,127	29,014,316

	Utilities (2.57%)
174,200	IDACORP Inc.	5,077,328	6,494,176
88,100	CalEnergy Capital Trust 6½% Conv. Pfd.	3,778,988	4,074,625
40,000	Hawaiian Electric Industries, Inc.	845,477	1,146,400

		9,701,793	11,715,201

	Total Common and Preferred Stocks-U.S.	234,911,908	261,341,696

	Common Stocks-Non U.S. (0.32%)

	United Kingdom (0.32%)
347,740	JZ Equity Partners, Plc (3)	694,612	1,078,358
10,000	Amdocs Limited (a)(11)	184,181	362,794

	Total Common Stocks-Non U.S.	878,793	1,441,152

Ounces

	Commodity (2.55%)
18,281	Gold bullion (a)	8,997,851	11,625,697

Principal Amount

Notes and Bonds and Convertible Bond (6.25%)

Gold-Linked Note (0.24%)
$644,000	HSBC Gold-Linked Note 0% due 8/09/2006 (a)(b)(c)(d)(e)(8)	644,000	1,079,537

See Notes to Schedule of Investments.

	U.S. Treasury Note (2.47%)
$11,136,000	U.S. Treasury Note 5 1/8% due 6/30/2011 (5)	11,153,930		11,239,531

	U.S. Dollar Bonds (3.49%)
250,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (9)	250,000		259,063
521,000	Lear Corporation 8.11% due 5/15/2009 (1)	494,001		509,278
1,075,000	GATX Corporation 8 7/8% due 6/01/2009 (3)	1,037,431		1,153,989
500,000	American Standard Companies Inc. 8¼% due 6/01/2009 (5)	513,396		529,797
650,000	Columbus McKinnon Corporation 10% due 8/01/2010 (5)	658,932		707,688
1,000,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	1,036,918		1,087,500
179,000	Domino’s Inc. 8¼% due 7/01/2011 (1)	178,110		185,713
1,000,000	Greif Inc. 8 7/8% due 7/01/2012 (7)	1,060,320		1,057,500
5,300,000	Blount International Inc. 8 7/8% due 8/01/2012 (5)	5,336,490		5,379,500
2,020,000	Tronox Worldwide 9½% due 12/01/2012 (b)(6)	2,117,663		2,095,750
125,000	R.H. Donnelley Finance Corporation 10 7/8% due 12/15/2012 (b)(3)	125,000		137,969
1,000,000	Texas Industries, Inc. 7¼% due 7/15/2013 (6)	1,000,000		1,006,250
786,000	Sirius Satellite Radio Inc. 9 5/8% due 8/01/2013 (11)	762,841		738,840
250,000	Jostens, Inc. 10¼% due 12/01/2013 (a)(1)	173,280		198,750
250,000	Elizabeth Arden Inc. 7¾% due 1/15/2014 (2)	250,000		246,875
600,000	Bausch & Lomb Inc. 7 1/8% due 8/01/2028 (4)	508,223		616,881

		15,502,605		15,911,343

	U.S. Dollar Convertible Bond (0.05%)
250,000	SCI Systems Inc. 3% due 3/15/2007 (11)	230,294		243,750

	Total Notes, Bonds and Convertible Bond	27,530,829		28,474,161

	Short-Term Investments (33.78%)
21,085,000	ConocoPhillips Company 5.33% due 8/01/2006	21,085,000		21,085,000
6,177,000	BMW U.S. Capital LLC 5.23% due 8/01/2006	6,177,000		6,177,000
6,000,000	L’Oréal SA 5.3% due 8/01/2006	6,000,000		6,000,000
13,000,000	L’Oréal SA 5.28% due 8/16/2006	12,971,400		12,971,400
4,600,000	Unilever Capital Corporation 5.23% due 8/01/2006	4,600,000		4,600,000
9,000,000	7-Eleven Inc. 5.25% due 8/02/2006	8,998,688		8,998,688
2,897,000	BellSouth Corporation 5.24% due 8/02/2006	2,896,578		2,896,578
1,148,000	BellSouth Corporation 5.29% due 8/31/2006	1,142,939		1,142,939
11,351,000	Vulcan Materials Company 5.22% due 8/04/2006	11,346,062		11,346,062
16,390,000	AT&T Inc. 5.26% due 8/07/2006	16,375,631		16,375,631
8,103,000	The Republic of Austria 5.18% due 8/07/2006	8,096,004		8,096,004
10,000,000	The Republic of Austria 5.21% due 8/16/2006	9,978,292		9,978,292
5,129,000	Altantic Asset Security 5.21% due 8/07/2006	5,124,546		5,124,546
1,683,000	Siemens AG 5.20% due 8/08/2006	1,681,298		1,681,298
10,000,000	Siemens AG 5.25% due 8/14/2006	9,981,042		9,981,042
2,607,000	General Electric Capital Corporation 5.21% due 8/11/2006	2,603,228		2,603,228
16,507,000	Nestlé Capital Corporation 5.24% due 8/16/2006	16,470,960		16,470,960
8,505,000	Pearson Plc 5.40% due 8/18/2006	8,483,312		8,483,312

	Total Short-Term Investments	154,011,980		154,011,980

	Total Investments (100.22%)	$426,331,361	*	456,894,686

	Liabilities in excess of other assets (-0.22%)			(1,007,415)

	Net assets (100.00%)			$455,887,271

*         At July 31, 2006 cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classifications

(1) Consumer Discretionary
(2) Consumer Staples
(3) Financials
(4) Health Care
(5) Industrials
(6) Materials
(7) Paper and Forest Products
(8) Precious Metals

See Notes to Schedule of Investments.

(9) Real Estate
(10) Retail
(11) Technology and Telecommunications

(a)	Non-income producing security.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there is less than three market makers.
(e)	Leveraged 1½ to 1 to the price of gold bullion.
(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

First Eagle Gold Fund
SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks and Warrants (63.31%)
	Australia (7.18%)
20,006,755	Lihir Gold Limited (a)	$25,639,904	$42,436,878
2,093,770	Newcrest Mining Limited	25,933,694	30,719,312
3,518,454	Kingsgate Consolidated Limited	13,348,725	12,097,210

		64,922,323	85,253,400

	Canada (24.26%)
3,023,598	Barrick Gold Corporation	88,107,595	93,126,818
5,022,630	Kinross Gold Corporation (a)	39,063,122	58,111,829
4,841,280	IAMGOLD Corporation	28,688,723	45,052,078
6,765,350	Cambior Inc. (a)	21,747,909	19,849,730
5,052,930	Aurizon Mines Limited (a)(c)	7,597,274	12,637,349
1,505,480	Minefinders Corporation (a)	11,887,675	12,306,739
2,506,010	Cumberland Resources (a)	6,187,547	11,361,258
2,850,940	Miramar Mining Corporation (a)	2,526,866	10,481,119
2,819,290	Metallica Resources Inc. (a)	3,861,514	8,745,268
847,840	Dundee Precious Metals, Inc., Class ‘A’ (a)	4,324,877	8,489,264
1,253,560	Richmont Mines, Inc. (a)(c)	4,269,305	4,431,302
750,000	Golden Star Resources Limited (a)(b)	970,106	2,340,000
765,600	Wesdome Gold Mines Inc. (a)	662,515	1,265,231

		219,895,028	288,197,985

	Mexico (1.94%)
2,865,910	Industrias Peñoles, SA de C.V.	8,202,357	23,035,206

	South Africa (13.64%)
2,648,630	Gold Fields Limited ADR	37,405,768	55,223,936
890,030	AngloGold Ashanti Limited ADR	34,620,847	43,246,558
2,894,270	Harmony Gold Mining Company, Limited (a)	31,494,106	41,388,061
4,391,060	Mvelaphanda Resources Limited (a)	14,884,413	22,260,349

		118,405,134	162,118,904

	United Kingdom (0.13%)
890,000	Trans-Siberian Gold Limited (a)	1,993,952	1,554,540

	United States (13.14%)
4,841,355	Newmont Mining Corporation Holding Company	111,474,424	129,299,181
891,940	Royal Gold, Inc.	16,311,679	26,428,182
495,200	Canyon Resources Corporation (a)(b)	376,352	440,728
200,000	Canyon Resources Corporation warrants exp 12/01/2006 (a)(b)(e)(h)	—	—
400,000	Canyon Resources Corporation warrants exp 12/01/2008 (a)(b)(e)(h)	—	—

		128,162,455	156,168,091

	Miscellaneous (3.02%)
1,616,660	Randgold Resources Limited ADR (a)	27,930,725	35,938,352

	Total Common and Preferred Stocks and Warrants	569,511,974	752,266,478

Ounces

	Commodity (23.52%)
439,516	Gold bullion (a)	206,337,697	279,510,494

See Notes to Schedule of Investments.

Principal Amount

	Gold-Linked Notes (8.80%)
$2,621,000	HSBC Gold-Linked Note 0% due 8/09/2006 (a)(b)(d)(e)(f)	2,621,000	4,393,582
1,363,000	HSBC Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(f)	1,363,000	2,233,684
666,000	HSBC Gold-Linked Note 0% due 8/16/2006 (a)(b)(d)(e)(f)	666,000	1,108,490
1,340,000	HSBC Gold-Linked Note 0% due 8/21/2006 (a)(b)(d)(e)(f)	1,340,000	2,139,980
1,970,000	HSBC Gold-Linked Note 0% due 8/22/2006 (a)(b)(d)(e)(f)	1,970,000	3,180,565
1,290,000	HSBC Gold-Linked Note 0% due 8/23/2006 (a)(b)(d)(e)(f)	1,290,000	2,085,156
1,300,000	HSBC Gold-Linked Note 0% due 8/25/2006 (a)(b)(d)(e)(f)	1,300,000	2,121,470
1,300,000	HSBC Gold-Linked Note 0% due 8/30/2006 (a)(b)(d)(e)(f)	1,300,000	2,123,810
1,294,000	HSBC Gold-Linked Note 0% due 8/31/2006 (a)(b)(d)(e)(f)	1,294,000	2,110,126
600,000	HSBC Gold-Linked Note 0% due 9/07/2006 (a)(b)(d)(e)(f)	600,000	998,880
1,098,000	HSBC Gold-Linked Note 0% due 9/08/2006 (a)(b)(d)(e)(f)	1,098,000	1,793,254
1,100,000	HSBC Gold-Linked Note 0% due 9/12/2006 (a)(b)(d)(e)(f)	1,100,000	1,776,060
1,138,000	HSBC Gold-Linked Note 0% due 9/13/2006 (a)(b)(d)(e)(f)	1,138,000	1,835,708
637,000	HSBC Gold-Linked Note 0% due 9/14/2006 (a)(b)(d)(e)(f)	637,000	1,024,869
1,177,000	HSBC Gold-Linked Note 0% due 9/15/2006 (a)(b)(d)(e)(f)	1,177,000	1,874,843
1,153,000	HSBC Gold-Linked Note 0% due 9/19/2006 (a)(b)(d)(e)(f)	1,153,000	1,837,997
930,000	HSBC Gold-Linked Note 0% due 9/20/2006 (a)(b)(d)(e)(f)	930,000	1,494,789
692,000	HSBC Gold-Linked Note 0% due 10/13/2006 (a)(b)(d)(e)(f)	692,000	1,031,841
566,000	HSBC Gold-Linked Note 0% due 10/31/2006 (a)(b)(d)(e)(f)	566,000	856,811
1,133,000	HSBC Gold-Linked Note 0% due 11/01/2006 (a)(b)(d)(e)(f)	1,133,000	1,684,318
653,000	HSBC Gold-Linked Note 0% due 11/06/2006 (a)(b)(d)(e)(f)	653,000	975,060
544,000	HSBC Gold-Linked Note 0% due 11/08/2006 (a)(b)(d)(e)(f)	544,000	838,086
650,000	HSBC Gold-Linked Note 0% due 11/13/2006 (a)(b)(d)(e)(f)	650,000	998,855
1,927,000	HSBC Gold-Linked Note 0% due 11/22/2006 (a)(b)(d)(e)(f)	1,927,000	2,896,859
1,802,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(f)	1,802,000	2,530,549
1,111,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(f)	1,111,000	1,583,064
673,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(f)	673,000	958,958
1,118,000	HSBC Gold-Linked Note 0% due 12/07/2006 (a)(b)(d)(e)(f)	1,118,000	1,558,380
1,152,000	HSBC Gold-Linked Note 0% due 12/11/2006 (a)(b)(d)(e)(f)	1,152,000	1,579,277
2,177,000	HSBC Gold-Linked Note 0% due 12/13/2006 (a)(b)(d)(e)(f)	2,177,000	3,195,401
4,768,000	HSBC Gold-Linked Note 0% due 12/19/2006 (a)(b)(d)(e)(g)	4,768,000	6,299,005
1,141,000	HSBC Gold-Linked Note 0% due 12/28/2006 (a)(b)(d)(e)(f)	1,141,000	1,623,985
1,175,000	HSBC Gold-Linked Note 0% due 12/29/2006 (a)(b)(d)(e)(f)	1,175,000	1,619,973
1,194,000	HSBC Gold-Linked Note 0% due 1/03/2007 (a)(b)(d)(e)(f)	1,194,000	1,625,153
1,255,000	HSBC Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(f)	1,255,000	1,664,758
1,208,000	HSBC Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(f)	1,208,000	1,611,834
1,590,000	HSBC Gold-Linked Note 0% due 2/07/2007 (a)(b)(d)(e)(g)	1,590,000	1,935,666
1,988,000	HSBC Gold-Linked Note 0% due 2/09/2007 (a)(b)(d)(e)(f)	1,988,000	2,363,931
600,000	UBS Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(f)	600,000	1,028,558
500,000	UBS Gold-Linked Note 0% due 8/18/2006 (a)(b)(d)(e)(f)	500,000	819,533
2,650,000	UBS Gold-Linked Note 0% due 8/24/2006 (a)(b)(d)(e)(f)	2,650,000	4,464,166
950,000	UBS Gold-Linked Note 0% due 9/13/2006 (a)(b)(d)(e)(f)	950,000	1,594,249
1,250,000	UBS Gold-Linked Note 0% due 11/01/2006 (a)(b)(d)(e)(f)	1,250,000	1,860,190
1,200,000	UBS Gold-Linked Note 0% due 11/03/2006 (a)(b)(d)(e)(f)	1,200,000	1,824,647
900,000	UBS Gold-Linked Note 0% due 11/15/2006 (a)(b)(d)(e)(f)	900,000	1,387,101
700,000	UBS Gold-Linked Note 0% due 12/20/2006 (a)(b)(d)(e)(f)	700,000	952,885
2,550,000	UBS Gold-Linked Note 0% due 12/21/2006 (a)(b)(d)(e)(f)	2,550,000	3,368,754
1,200,000	UBS Gold-Linked Note 0% due 12/22/2006 (a)(b)(d)(e)(f)	1,200,000	1,544,284
1,350,000	UBS Gold-Linked Note 0% due 12/28/2006 (a)(b)(d)(e)(f)	1,350,000	1,750,745
1,400,000	UBS Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(g)	1,400,000	2,166,623
1,500,000	UBS Gold-Linked Note 0% due 1/11/2007 (a)(b)(d)(e)(g)	1,500,000	2,116,415
5,000,000	UBS Gold-Linked Note 0% due 2/08/2007 (a)(b)(d)(e)(g)	5,000,000	6,063,507

	Total Gold-Linked Notes	71,244,000	104,506,684

	Short-Term Investments (4.41%)
21,022,000	ConocoPhillips Company 5.33% due 8/01/2006	21,022,000	21,022,000
9,281,000	The Republic of Austria 5.18% due 8/07/2006	9,272,987	9,272,987
9,607,000	The Republic of Austria 5.21% due 8/16/2006	9,586,145	9,586,145
12,538,000	Siemens AG 5.20% due 8/08/2006	12,525,323	12,525,323

	Total Short-Term Investments	52,406,455	52,406,455

See Notes to Schedule of Investments.

Total Investments (100.04%)	$899,500,126	*	$1,188,690,111

Liabilities in excess of other assets (-0.04%)			(434,036)

Net assets (100.00%)			$1,188,256,075

*         At July 31, 2006 cost is substantially identical for both book and federal income tax purposes.

(a)	Non-income producing security/commodity.

(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.
Following is a summary of transactions with each such affiliate for the nine-months ended July 31, 2006.

	Purchases
Affiliate	Shares	Cost

Aurizon Mines Limited	1,729,030	$3,902,193

Richmont Mines	453,560	1,678,731

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e)	Security for which there is less than three market makers.

(f)	Leveraged 1½ to 1 to the price of gold bullion.

(g)	Leveraged 2 to 1 to the price of gold bullion.

(h)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

First Eagle Fund of America
SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks - U.S. (87.54%)

	Biotechnology (6.52%)
394,000	Biogen Idec Inc. (a)(c)	$15,097,433	$16,595,280
704,300	Celera Genomics Group-Applera Corporation (a)(c)	9,054,237	9,508,050
373,900	Medimmune Inc. (a)	9,498,983	9,489,582
415,300	InterMune Inc. (a)	7,062,372	6,632,341
86,200	Cephalon Inc. (a)(c)	4,617,162	5,666,788

		45,330,187	47,892,041

	Consumer Discretionary (7.29%)
456,600	Autoliv Inc. (c)	19,673,090	25,647,222
192,300	The Black & Decker Corporation (c)	16,329,175	13,559,073
159,200	The Stanley Works	7,083,306	7,222,904
98,500	Fortune Brands Inc. (c)	8,393,884	7,143,220

		51,479,455	53,572,419

	Consumer Staples (4.13%)
738,050	Dean Foods Company (a)	16,715,066	27,699,017
110,650	Treehouse Foods Inc. (a)	2,105,254	2,651,174

		18,820,320	30,350,191

	Energy (13.23%)
705,600	Teekay Shipping Corporation (c)	29,944,634	30,312,576
554,400	Pride International Inc. (a)(c)	16,827,194	16,559,928
205,700	EOG Resources Inc. (c)	15,091,342	15,252,655
232,400	Devon Energy Corporation (c)	10,812,994	15,022,336
278,700	Grant Prideco Inc. (a)(c)	12,188,671	12,683,637
95,600	Transocean Inc. (a)(c)	6,992,975	7,383,188

		91,857,810	97,214,320

	Health Care Services (10.54%)
406,700	Baxter International Inc. (c)	13,773,907	17,081,400
371,600	Edwards Lifesciences Corporation (a)(c)	14,716,640	16,439,584
640,500	Andrx Corporation (a)	12,133,458	15,275,925
337,600	Community Health Systems Inc. (a)(c)	7,363,398	12,241,376
146,900	Manor Care Inc. (c)	3,227,580	7,352,345
1,251,500	HealthSouth Corporation (a)	6,624,614	4,943,425
5,726,281	Regen Biologics Inc. (a)	4,867,339	3,378,506
26,057	Assistive Technology Inc. Ser. F (a)(b)(d)(2)	342,000	342,000
67,777	Assistive Technology Inc. Ser. E-1 (a)(b)(d)(2)	883,921	220,980
51,966	Assistive Technology Inc. Ser. E-2 (a)(b)(d)(2)	500,000	125,000

		64,432,857	77,400,541

	Industrials (15.08%)
435,600	General Dynamics Corporation (c)	22,427,025	29,193,912
875,400	Tyco International Limited	14,005,529	22,839,186
856,500	UAP Holding Corporation	14,052,665	16,873,050
414,900	American Standard Companies Inc.	11,583,176	16,027,587
253,300	Flowserve Corporation (a)	8,839,734	13,120,940
154,600	Precision Castparts Corporation (c)	6,076,034	9,221,890
47,700	L-3 Communications Holdings Inc. (c)	2,121,400	3,513,105

		79,105,563	110,789,670

	Information Technology (6.32%)
420,400	DST Systems Inc. (a)	21,079,495	23,672,724
800,300	Agilent Technologies Inc. (a)(c)	25,187,922	22,760,532

See Notes to Schedule of Investments.

		46,267,417	46,433,256

	Materials (6.53%)
519,400	Ball Corporation	13,133,112	19,893,020
775,200	Crown Holdings Inc. (a)	13,686,249	12,914,832
167,500	Weyerhaeuser Company	11,388,909	9,825,550
231,600	Packaging Corporation of America (c)	4,504,782	5,310,588

		42,713,052	47,943,990

	Pharmaceuticals (7.31%)
994,600	Valeant Pharmaceuticals International	19,514,850	17,186,688
1,547,400	Millennium Pharmaceuticals Inc. (a)(c)	15,404,423	15,195,468
541,200	Theravance Inc. (a)(c)	11,874,978	12,821,028
172,800	Sepracor Inc. (a)(c)	8,868,053	8,536,320

		55,662,304	53,739,504

	Telecommunication Services (7.39%)
307,400	Alltel Corporation (c)	14,992,214	16,959,258
254,100	Leap Wireless International Inc. (a)	7,887,809	11,358,270
1,177,182	Dobson Communications Corporation (a)	5,296,476	7,898,891
5,567	Rural Cellular Corporation 12¼% due 2/15/2011 Conv. Pfd. (a)	5,130,317	6,304,628
3,724	Rural Cellular Corporation 11 3/8% due 5/15/2010 Conv. Pfd.	3,972,596	4,515,350
417,200	Rural Cellular Corporation Class ‘A’ (a)	5,110,634	3,546,200
297,771	Windstream Corporation	3,091,973	3,731,067

		45,482,019	54,313,664

	Utilities (3.20%)
405,300	Constellation Energy Group (c)	18,319,534	23,470,923

	Total Common and Preferred Stocks—U.S.	559,470,518	643,120,519

	Common Stocks — Non U.S. (4.47%)

	United Kingdom (3.97%)
600,800	Shire Plc ADR (c)(3)	14,555,595	29,144,808

	Miscellaneous (0.50%)
60,900	Central European Media Enterprises Limited ADR (a)(c)(1)	3,600,537	3,705,156

	Total Common Stock — Non U.S.	18,156,132	32,849,964

	Warrants - U.S. (0.00%)
9,873	Assistive Technology Inc. (a)(b)(d)(e)(2)	382	382
37,234	Assistive Technology Inc. Ser. E-1 (a)(b)(d)(e)(2)	—	—
1,470,588	Regen Biologics Inc. (a)(b)(d)(e)(2)	—	—

	Total Warrants - U.S.	382	382

	Short-Term Investments (9.10%)
$50,000,000	United States Treasury Bill 4.67% due 8/17/2006	49,896,222	49,896,222
8,500,000	United States Treasury Bill 4.69% due 8/17/2006	8,482,282	8,482,282
8,532,000	United States Treasury Bill 4.67% due 8/24/2006	8,506,380	8,506,380

	Total Short-Term Investments	66,884,884	66,884,884

Contracts

	Call Option Purchased (0.04%)
839	Tyco International Limited @ $27.5 exp. Jan 2007	390,727	100,680
4,968	Tyco International Limited @ $30 exp. Jan 2007	1,377,144	198,720

		1,767,871	299,400

	Total Investment Portfolio Excluding Options Written	646,279,787	743,155,149

	Covered Call Options Written (-1.25%)
1,371	Agilent Technologies Inc @ $32.5 exp. Aug 2006		(20,565)
120	Alltel Corporation @ $60 exp. Aug 2006		(100,200)
432	Alltel Corporation @ $65 exp. Aug 2006		(172,800)
194	Alltel Corporation @ $55 exp. Oct 2006		(51,895)
914	Autoliv Inc. @ $55 exp. Aug 2006		(178,230)
456	Autoliv Inc. @ $55 exp. Sep 2006		(118,560)

See Notes to Schedule of Investments.

980	Baxter International Inc. @ $37.5 exp. Aug 2006			(450,800)
167	Baxter International Inc. @ $40 exp. Nov 2006			(58,450)
197	Biogen Idec Inc. @ $45 exp. Aug 2006			(5,910)
75	The Black & Decker Corporation @ $75 exp. Sep 2006			(8,438)
1,481	Celera Genomics Group-Applera Corporation @ $12.5 exp. Sep 2006			(207,340)
196	Central European Media Enterprises Ltd. ADR @ $55 exp. Aug 2006			(125,440)
217	Central European Media Enterprises Ltd. ADR @ $60 exp. Aug 2006			(50,995)
196	Central European Media Enterprises Ltd. ADR @ $60 exp. Sep 2006			(70,560)
133	Cephalon Inc. @ $55 exp. Aug 2006			(145,635)
332	Cephalon Inc. @ $60 exp. Aug 2006			(192,560)
397	Cephalon Inc. @ $65 exp. Aug 2006			(113,145)
148	Community Health Systems Inc. @ $35 exp. Sep 2006			(31,450)
594	Constellation Energy Group @ $55 exp. Aug 2006			(172,260)
405	Constellation Energy Group @ $55 exp. Sep 2006			(139,725)
822	Devon Energy Corporation @ $55 exp. Aug 2006			(813,780)
997	Devon Energy Corporation @ $60 exp. Aug 2006			(548,350)
116	Devon Energy Corporation @ $60 exp. Sep 2006			(75,400)
389	Devon Energy Corporation @ $65 exp. Sep 2006			(143,930)
228	EOG Resources Inc @ $60 exp. Aug 2006			(332,880)
614	EOG Resources Inc @ $65 exp. Aug 2006			(614,000)
1,215	EOG Resources Inc @ $70 exp. Aug 2006			(704,700)
126	Edwards Lifesciences Corporation @ $45 exp. Aug 2006			(7,875)
197	Fortune Brands Inc. @ $75 exp. Sep 2006			(18,715)
1,133	General Dynamics Corporation @ $65 exp. Aug 2006			(300,245)
2,352	General Dynamics Corporation @ $67.5 exp. Aug 2006			(270,480)
218	General Dynamics Corporation @ $70 exp. Aug 2006			(8,720)
653	General Dynamics Corporation @ $70 exp. Sep 2006			(65,300)
513	Grant Prideco Inc. @ $45 exp. Aug 2006			(107,730)
603	Grant Prideco Inc. @ $45 exp. Sep 2006			(198,990)
165	Grant Prideco Inc. @ $45 exp. Oct 2006			(67,650)
477	L-3 Communications Holdings Inc. @ $75 exp. Aug 2006			(46,508)
294	Manor Care Inc. @ $50 exp. Sep 2006			(45,570)
1,146	Millennium Pharmaceuticals Inc. @ $10 exp. Aug 2006			(28,650)
231	Packaging Corporation of America @ $22.5 exp. Sep 2006			(21,368)
163	Precision Castparts Corporation @ $50 exp. Aug 2006			(158,925)
297	Precision Castparts Corporation @ $55 exp. Aug 2006			(152,955)
160	Precision Castparts Corporation @ $60 exp. Aug 2006			(27,200)
153	Precision Castparts Corporation @ $55 exp. Sep 2006			(91,800)
387	Precision Castparts Corporation @ $60 exp. Sep 2006			(106,425)
1,943	Pride International Inc @ $30 exp. Aug 2006			(272,020)
554	Pride International Inc @ $30 exp. Sep 2006			(108,030)
346	Sepracor Inc. @ $50 exp. Aug 2006			(62,280)
600	Shire Plc ADR @ $45 exp. Aug 2006			(192,000)
300	Shire Plc ADR @ $47.5 exp. Aug 2006			(51,000)
1,800	Shire Plc ADR @ $47.5 exp. Sep 2006			(486,000)
300	Shire Plc ADR @ $50 exp. Sep 2006			(42,000)
300	Shire Plc ADR @ $50 exp. Oct 2006			(88,500)
485	Teekay Shipping Corporation @ $40 exp. Aug 2006			(155,200)
325	Theravance Inc @ $22.5 exp. Aug 2006			(84,500)
526	Transocean Inc. @ $75 exp. Aug 2006			(220,920)
430	Transocean Inc. @ $80 exp. Aug 2006			(73,100)

	Total Covered Call Options Written (premium $7,177,242)			(9,208,654)

	Total Investment Portfolio (99.90%)	$646,279,787	*	733,946,495

	Other assets in excess of liabilities (0.10%)			754,068
	Net Assets (100.00%)			$734,700,563

*	At July 31, 2006, cost is substantially identical for both book and federal income tax purposes.

See Notes to Schedule of Investments.

Sector/Industry Classification

(1) Consumer Discretionary
(2) Health Care Services
(3) Pharmaceuticals

(a)	Non-income producing security.

(b)

Restricted security priced at fair value by the Valuation Committee of the Board of Trustees. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2006 is shown below:

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal

Assistive Technology Inc. Ser. E-1	10/31/1995	$883,921	$3.26

Assistive Technology Inc. Ser. E-2	12/19/1996	500,000	2.41

Assistive Technology Inc. Ser. F	12/07/2001	342,000	13.13

Assistive Technology Inc. Warrants	10/21/1998	382	0.04

Assistive Technology Inc. Ser. E-1 Warrants	10/21/1998	—	—

(c)	At July 31, 2006, all or a portion of this security was segregated to cover collateral requirement for options.

(d)	Security for which there is less than three market makers.

(e)	Securities valued in accordance with the fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

Note 1 — Significant Accounting Policies

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002). First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002. Additionally, effective May 23, 2000, the Funds’ fiscal year end changed from March 31 to October 31 of each year.

a) Investment valuation— Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price), except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price ('NOCP')). All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

London closing exchange rates typically are used to convert foreign security prices into U.S. dollars, while commodities (such as physical metals) normally are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 pm E.S.T.). Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Advisor to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Item 2. Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer		Date: September 20, 2006

/s/ John P. Arnhold
John P. Arnhold, President		Date: September 20, 2006